Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
March 31, 2026
VIGC-NPRT1-0526
1.847666.119
Asset-Backed Securities - 9.6%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0192% 7/20/2037 (c)(d)(h)	2,147,000	2,147,655
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(d)(h)	758,000	758,464
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/19/2037 (c)(d)(h)	4,137,000	4,137,630
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.918% 1/25/2039 (c)(d)(h)	2,088,000	2,084,659
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/18/2038 (c)(d)(h)	2,397,000	2,399,169
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (c)(d)(h)	2,447,000	2,442,933
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0176% 10/20/2037 (c)(d)(h)	2,445,000	2,444,934
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0022% 1/15/2038 (c)(d)(h)	2,057,000	2,058,008
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0076% 10/20/2037 (c)(d)(h)	2,092,000	2,093,282
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.1776% 7/20/2037 (c)(d)(h)	1,856,000	1,855,146
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.7615% 4/16/2038 (c)(d)(h)	1,635,000	1,624,781
TOTAL BAILIWICK OF JERSEY		24,046,661
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.8491% 4/15/2041 (c)(d)(h)	1,550,000	1,549,137
GRAND CAYMAN (UK OVERSEAS TER) - 4.7%
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/17/2037 (c)(d)(h)	2,190,000	2,191,623
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/20/2038 (c)(d)(h)	3,132,569	3,129,443
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.1711% 4/16/2037 (c)(d)(h)	2,577,000	2,577,000
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 1.2% 4/16/2037 (c)(d)(h)	2,577,000	2,577,000
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0076% 7/20/2038 (c)(d)(h)	1,532,000	1,532,884
Allegro CLO XII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.1097% 7/21/2037 (c)(d)(h)	3,308,000	3,310,296
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 4.9822% 7/15/2038 (c)(d)(h)	2,687,000	2,687,344
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 4.9596% 4/25/2034 (c)(d)(h)	1,039,487	1,038,588
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.0422% 10/15/2037 (c)(d)(h)	1,386,000	1,386,079
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9122% 4/15/2038 (c)(d)(h)	2,126,000	2,122,862
Ares XLI CLO Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.0038% 4/15/2034 (c)(d)(h)	2,173,138	2,171,321
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 4.9322% 1/15/2038 (c)(d)(h)	1,292,000	1,291,354
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0376% 10/20/2037 (c)(d)(h)	2,095,000	2,095,109
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.918% 7/24/2035 (c)(d)(h)	1,572,140	1,571,480
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 4.8542% 1/25/2039 (c)(d)(h)	2,059,000	2,054,542
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.944% 1/15/2039 (c)(d)(h)	2,095,000	2,090,963
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (c)(d)(h)	2,227,000	2,227,022
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.0638% 1/15/2035 (c)(d)(h)	1,601,217	1,599,545
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (c)(d)(h)	1,648,000	1,648,112
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.078% 7/25/2037 (c)(d)(h)	2,843,000	2,838,875
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.8789% 1/20/2039 (c)(d)(h)	2,370,000	2,368,298
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/20/2037 (c)(d)(h)	1,562,000	1,562,595
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 4.868% 1/25/2038 (c)(d)(h)	1,960,000	1,956,123
Cedar Funding XVII CLO Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0197% 7/20/2038 (c)(d)(h)	1,848,000	1,849,623
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 4.9422% 10/15/2038 (c)(d)(h)	2,120,000	2,119,955
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (c)(d)(h)	1,403,000	1,402,729
Clover CLO Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.6676% 4/18/2035 (c)(d)(h)	2,425,000	2,417,238
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.1976% 4/18/2037 (c)(d)(h)	2,356,000	2,357,359
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 7/15/2037 (c)(d)(h)	2,806,000	2,808,727
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.0622% 10/15/2037 (c)(d)(h)	2,219,000	2,219,839
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.0522% 10/15/2037 (c)(d)(h)	2,283,000	2,279,886
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.8322% 4/15/2038 (c)(d)(h)	2,121,000	2,116,845
Flatiron CLO 20 Ltd / Flatiron CLO 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.8956% 11/20/2038 (c)(d)(h)	2,662,000	2,656,303
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.8969% 1/18/2039 (c)(d)(h)	2,090,000	2,087,661
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 4.9592% 10/22/2038 (c)(d)(h)	2,133,000	2,134,570
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0276% 10/19/2037 (c)(d)(h)	2,396,000	2,396,125
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (h)	758,103	752,388
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.2222% 4/15/2037 (c)(d)(h)	2,115,000	2,115,000
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(d)(h)	1,534,000	1,528,781
Madison Park Funding LXVII Ltd / Madison Park Funding LXVI LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.178% 4/25/2037 (c)(d)(h)	2,724,000	2,724,079
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.7522% 7/15/2034 (c)(d)(h)	1,390,072	1,386,088
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (c)(d)(h)	2,357,478	2,359,112
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 4.988% 7/25/2038 (c)(d)(h)	2,169,000	2,170,458
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.8222% 4/15/2038 (c)(d)(h)	1,483,000	1,477,986
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 4.958% 1/25/2038 (c)(d)(h)	1,342,000	1,343,274
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 4.9492% 4/20/2034 (c)(d)(h)	1,823,166	1,823,173
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0222% 7/15/2037 (c)(d)(h)	2,086,000	2,087,679
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.818% 1/25/2038 (c)(d)(h)	1,997,000	1,990,420
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9122% 1/15/2038 (c)(d)(h)	2,717,000	2,713,965
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.8422% 4/15/2038 (c)(d)(h)	2,531,000	2,530,949
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.0676% 7/18/2038 (c)(d)(h)	2,147,000	2,147,760
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0176% 7/20/2037 (c)(d)(h)	3,605,000	3,606,698
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8574% 1/21/2038 (c)(d)(h)	1,891,000	1,883,952
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (c)(d)(h)	2,254,000	2,255,366
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 5.0473% 10/15/2038 (c)(d)(h)	1,470,000	1,464,510
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.8976% 4/20/2038 (c)(d)(h)	1,397,000	1,395,630
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 4.9592% 1/22/2038 (c)(d)(h)	2,452,000	2,455,639
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 4.9976% 10/20/2037 (c)(d)(h)	1,921,000	1,923,712
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.1676% 4/20/2037 (c)(d)(h)	3,069,000	3,070,329
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.3176% 4/20/2037 (c)(d)(h)	250,000	249,210
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.7956% 2/20/2038 (c)(d)(h)	1,936,000	1,930,490
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 4.9876% 1/18/2038 (c)(d)(h)	834,000	834,514
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.8604% 4/20/2039 (c)(d)(h)	1,813,000	1,812,906
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6122% 7/15/2033 (c)(d)(h)	1,924,269	1,923,002
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.4525% 2/15/2033 (c)(d)(h)	1,895,194	1,893,971
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/20/2038 (c)(d)(h)	761,000	759,859
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (h)	856,987	833,849
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.0222% 10/15/2039 (c)(d)(h)	1,065,000	1,065,562
RR 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.0122% 1/15/2037 (c)(d)(h)	2,626,000	2,623,642
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.8424% 4/15/2041 (c)(d)(h)	2,348,000	2,340,059
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/17/2038 (c)(d)(h)	1,380,000	1,377,923
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9176% 10/17/2038 (c)(d)(h)	2,113,000	2,111,874
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 4.9876% 7/17/2038 (c)(d)(h)	1,771,000	1,770,123
Symphony CLO 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (c)(d)(h)	1,886,000	1,886,066
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (d)(h)	156,213	156,292
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (h)	691,195	686,947
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 4.9776% 1/20/2038 (c)(d)(h)	648,000	647,376
Voya CLO Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.1922% 4/15/2037 (c)(d)(h)	1,190,000	1,190,209
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		150,176,140
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (h)	522,845	529,577
MULTI-NATIONAL - 0.2%
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.8476% 4/20/2038 (c)(d)(h)	1,736,000	1,727,537
Ares Loan Funding V Ltd / Ares Loan Funding V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.168% 7/27/2037 (c)(d)(h)	2,418,000	2,413,694
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9176% 1/20/2038 (c)(d)(h)	1,400,000	1,399,308
TOTAL MULTI-NATIONAL		5,540,539
UNITED STATES - 4.0%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (h)	1,220,560	1,227,825
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (h)	696,904	672,109
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (h)	2,289,459	2,163,711
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (h)	1,508,285	1,528,222
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (h)	1,377,404	1,396,116
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (h)	1,729,225	1,730,490
Affirm Master Trust Series 2025-1A Class A, 4.99% 2/15/2033 (h)	6,800,000	6,841,277
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (h)	1,663,449	1,673,386
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (h)	120,596	119,779
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (h)	1,730,764	1,640,787
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	500,000	496,719
Carmax Auto Owner Trust Series 2025-4 Class B, 4.42% 7/15/2031	100,000	99,860
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	250,000	249,844
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	70,000	69,483
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (h)	208,656	207,616
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (h)	261,504	258,897
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (h)	666,261	657,949
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (h)	440,000	434,316
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (h)	1,701,080	1,684,086
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (h)	4,570,148	4,040,787
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (h)	842,600	829,443
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (h)	1,755,600	1,730,704
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (h)	1,426,425	1,405,105
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (h)	1,800,000	1,799,468
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (h)	2,400,000	2,394,296
Dext ABS LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (h)	1,230,000	1,237,945
Dext ABS LLC Series 2025-2 Class A2, 4.1% 4/17/2028 (h)	500,000	499,912
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (h)	365,000	364,556
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	2,400,000	2,400,769
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.1822% 7/15/2037 (c)(d)(h)	2,272,000	2,273,638
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	1,000,000	997,563
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (h)	4,454,516	4,440,432
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (h)	2,861,127	2,881,848
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (h)	1,690,000	1,702,429
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.837% 10/20/2039 (c)(d)(h)	1,299,000	1,298,936
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.848% 1/25/2038 (c)(d)(h)	2,081,000	2,073,573
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (h)	504,050	500,922
HPEFS Equipment Trust Series 2025-2A Class A3, 4.03% 11/22/2032 (h)	4,500,000	4,487,901
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (h)	1,782,000	1,802,040
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (h)	1,328,325	1,348,060
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (h)	900,000	901,292
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (h)	3,153,678	3,089,990
Nissan Auto Lease Trust Series 2026-A Class A3, 3.87% 3/15/2029	330,000	327,862
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (h)	800,000	805,489
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.8876% 10/17/2038 (c)(d)(h)	2,081,000	2,076,678
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (h)	4,000,000	3,934,000
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (h)	4,200,000	4,208,247
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (h)	2,240,000	2,234,033
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (h)	2,400,000	2,391,834
Optn Series 2026-A Class A, 4.32% 1/9/2034 (h)	740,000	736,149
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (h)	1,494,194	1,465,047
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (h)	335,058	340,710
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (h)	2,287,945	2,276,480
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (h)	1,393,125	1,326,612
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (h)	1,349,760	1,259,569
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (h)	1,445,000	1,444,389
Reach ABS Trust Series 2026-1A Class A, 4.32% 2/15/2033 (h)	3,146,350	3,146,698
Reach ABS Trust Series 2026-1A Class B, 4.37% 2/15/2033 (h)	1,300,000	1,295,016
Santander Drive Auto Receivables Trust Series 2026-1 Class A3, 3.93% 7/15/2030	600,000	596,027
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (h)	560,000	539,859
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (h)	200,000	199,501
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (h)	300,000	297,452
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (h)	1,392,034	1,407,362
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (h)	1,928,588	1,930,649
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (h)	3,699,175	3,723,066
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (h)	2,199,163	2,218,160
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (h)	2,629,713	2,550,377
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (h)	2,742,288	2,706,908
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (h)	1,297,575	1,278,454
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (h)	3,045,000	2,998,265
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.653% 9/25/2034 (c)(d)	1,997	2,143
Towd Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (h)	600,000	577,299
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (h)	1,478,121	1,469,429
VCAT Asset Securitization LLC Series 2026-NPL2 Class A1, 5.062% 2/25/2056 (h)(i)	389,002	389,338
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (h)	4,900,000	4,873,316
Willis Engine Structured Trust III Series 2017-A Class A, 4.69% 8/15/2042 (d)(h)	1,250,691	1,246,333
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (h)	1,737,269	1,758,249
Willis Engine Structured Trust VI Series 2021-A Class A, 3.104% 5/15/2046 (h)	1,286,798	1,211,866
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (h)	1,087,486	1,083,121
TOTAL UNITED STATES		129,980,068
TOTAL ASSET-BACKED SECURITIES (Cost $312,426,833)		311,822,122

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (c)(d)	847,000	867,603
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,368,000	2,491,278

TOTAL UNITED STATES		3,358,881
TOTAL BANK NOTES (Cost $3,275,760)		3,358,881

Collateralized Mortgage Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3619% 9/25/2052 (c)(d)	4,338,097	4,267,935
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8619% 9/25/2053 (c)(d)	1,643,693	1,655,120
Fannie Mae Mortgage pass-thru certificates Series 1999-57 Class PH, 6.5% 12/25/2029	4,618	4,712
Fannie Mae Mortgage pass-thru certificates Series 2025-31 Class FN, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.3119% 6/25/2054 (c)(d)	2,111,443	2,143,597
Fannie Mae Mortgage pass-thru certificates Series 2025-37 Class DF, U.S. 30-Day Avg. SOFR Index + 1.65%, 5.3119% 8/25/2054 (c)(d)	2,078,255	2,110,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2119% 7/25/2052 (c)(d)	840,993	827,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3319% 8/25/2052 (c)(d)	1,002,320	992,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.4119% 9/25/2052 (c)(d)	1,818,768	1,792,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3619% 9/25/2052 (c)(d)	1,476,904	1,456,211
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.3119% 9/25/2052 (c)(d)	1,080,660	1,066,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FE, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0619% 2/25/2055 (c)(d)	2,516,180	2,534,984
Ginnie Mae REMIC pass-thru certificates Series 2023-60 Class FT, CME Term SOFR 1 month Index + 0.5145%, 4.1895% 3/20/2044 (c)(d)	4,427,215	4,397,282
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (d)(h)	700,000	700,040
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (h)	488,784	461,497
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (d)(h)	200,000	199,591
OBX Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (d)(h)	1,901,295	1,888,096
OBX Trust Series 2025-NQM8 Class A1, 5.472% 3/25/2065 (d)(h)	3,897,782	3,908,324
Ocwen Loan Investment Trust Series 2025-HB2 Class A, 3% 11/25/2038 (d)(h)	497,261	484,745
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (d)(h)	2,016,383	2,008,342
Onslow Bay Financial Series 2026-NQM4 Class A1FC, 5.082% 2/25/2066 (d)(h)	400,000	399,323
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (d)(h)	570,728	568,878
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (h)	2,519,641	2,512,826
PRPM LLC Series 2026-RCF2 Class A1, 5.5% 3/25/2056 (d)(h)	500,000	501,802
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (d)(h)	600,000	598,140
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 4.9277% 7/20/2034 (c)(d)	319	297
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (d)(h)	414,821	389,827
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (h)(i)	2,576,594	2,550,212
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (h)(i)	380,000	379,970
TOTAL UNITED STATES		40,801,039
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $40,879,035)		40,801,039

Commercial Mortgage Securities - 5.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.7%
Ares Commercial Mortgage Trust Series 2026-GCP Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 2/15/2043 (c)(d)(h)	1,134,000	1,130,809
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (h)	863,624	837,527
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (h)	265,000	253,497
BANK Series 2018-BN13 Class A4, 3.953% 8/15/2061	909,828	898,919
BANK Series 2019-BN19 Class A3, 3.183% 8/15/2061	2,230,000	2,112,073
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	201,824	190,189
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	900,000	936,656
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	1,000,000	1,030,690
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (h)	2,420,739	2,402,496
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2961% 9/15/2056 (d)	1,307,000	1,365,289
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (d)(h)(k)	13,700,000	533,227
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	420,518	415,845
Benchmark Mortgage Trust Series 2018-B7 Class A3, 4.241% 5/15/2053	5,650,000	5,598,439
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	2,882,896	2,834,963
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	389,846	379,233
Benchmark Mortgage Trust Series 2020-B17 Class A4, 2.0422% 3/15/2053	1,675,000	1,525,193
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	4,596,963	4,088,145
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.4196% 10/15/2058 (d)(h)(k)	32,500,000	604,500
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	600,000	610,739
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.0147% 3/15/2041 (c)(d)(h)	1,045,977	1,046,222
BMO Mortgage Trust Series 2025-5C10 Class A3, 5.5784% 5/15/2058	1,800,000	1,852,122
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0445% 6/15/2041 (c)(d)(h)	1,665,000	1,663,960
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.3141% 6/15/2041 (c)(d)(h)	822,000	821,486
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.5138% 6/15/2041 (c)(d)(h)	581,000	580,818
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (d)(h)	7,379,000	7,456,599
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.8225% 2/15/2035 (c)(d)(h)	3,187,000	3,170,466
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.8163% 3/15/2030 (c)(d)(h)	7,202,996	7,166,981
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.066% 3/15/2030 (c)(d)(h)	868,654	861,596
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.2158% 3/15/2030 (c)(d)(h)	1,223,924	1,213,245
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.1159% 4/15/2040 (c)(d)(h)	4,211,353	4,212,007
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.7193% 4/15/2034 (c)(d)(h)	780,087	776,187
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.0193% 4/15/2034 (c)(d)(h)	1,007,281	999,726
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.3193% 4/15/2034 (c)(d)(h)	665,897	660,070
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.6193% 4/15/2034 (c)(d)(h)	699,023	692,033
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (d)(h)	5,519,000	5,142,581
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.4766% 10/15/2036 (c)(d)(h)	2,648,253	2,641,632
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.6863% 10/15/2036 (c)(d)(h)	396,287	395,048
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 4.8861% 10/15/2036 (c)(d)(h)	530,325	528,336
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.0858% 10/15/2036 (c)(d)(h)	514,682	512,109
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 5.735% 10/15/2036 (c)(d)(h)	1,789,733	1,777,429
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1635% 4/15/2037 (c)(d)(h)	1,121,054	1,121,054
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.6854% 2/15/2039 (c)(d)(h)	244,538	244,386
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 4.9848% 2/15/2039 (c)(d)(h)	1,038,100	1,037,451
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.2342% 2/15/2039 (c)(d)(h)	758,100	757,626
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.6333% 2/15/2039 (c)(d)(h)	758,100	757,626
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.9653% 12/15/2039 (c)(d)(h)	3,999,038	3,999,038
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.3138% 5/15/2041 (d)(h)	2,548,928	2,548,928
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0642% 3/15/2041 (c)(d)(h)	4,270,442	4,275,334
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8725% 3/15/2043 (c)(d)(h)	4,098,000	4,087,770
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.1225% 3/15/2043 (c)(d)(h)	491,000	487,313
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8375% 2/15/2036 (c)(d)(h)	278,000	277,826
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.6125% 4/15/2037 (c)(d)(h)	970,200	970,504
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9625% 4/15/2037 (c)(d)(h)	219,099	219,236
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.5115% 4/15/2037 (c)(d)(h)	183,399	183,571
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.1144% 4/15/2041 (c)(d)(h)	3,179,096	3,180,159
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.364% 4/15/2041 (c)(d)(h)	506,916	506,599
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.6137% 4/15/2041 (c)(d)(h)	420,647	420,384
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.1145% 2/15/2039 (c)(d)(h)	2,292,057	2,294,665
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4641% 2/15/2039 (c)(d)(h)	295,698	295,882
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3637% 3/15/2041 (c)(d)(h)	835,800	835,800
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.6134% 3/15/2041 (c)(d)(h)	1,109,500	1,109,500
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0725% 6/15/2035 (c)(d)(h)	816,000	816,000
BX Trust Series 2026-ALOHA Class A, 5.05% 4/15/2043 (d)(h)	2,709,000	2,709,000
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (d)(h)	1,812,000	1,825,001
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (h)	2,862,980	2,302,908
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	850,545	845,912
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (d)(h)	200,000	197,866
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (d)(h)	563,000	569,351
ELP Series 2025-ELP Class A, 4.2969% 11/13/2042 (d)(h)	1,431,000	1,414,020
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9725% 10/15/2042 (c)(d)(h)	6,780,000	6,780,000
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2725% 10/15/2042 (c)(d)(h)	760,000	760,950
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.5225% 10/15/2042 (c)(d)(h)	370,000	370,578
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8725% 2/15/2043 (c)(d)(h)	4,117,263	4,117,263
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0725% 2/15/2043 (c)(d)(h)	392,309	392,677
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2725% 2/15/2043 (c)(d)(h)	266,493	266,908
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	1,000,000	895,500
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1889% 3/25/2029 (c)(d)	996,340	993,737
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (d)	600,000	601,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (d)	400,000	400,127
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	4,750,000	4,765,076
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,100,000	4,125,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (d)	1,300,000	1,302,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	700,000	702,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (d)	400,000	397,973
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.2189% 10/25/2030 (d)	3,099,114	3,093,456
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2089% 10/25/2030 (c)(d)	1,899,258	1,896,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,700,000	1,700,387
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	2,500,000	2,488,897
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.2089% 10/25/2030 (c)(d)	1,772,570	1,770,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 10/25/2030 (c)(d)	1,399,679	1,397,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1689% 11/25/2030 (c)(d)	999,955	999,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1589% 12/25/2030 (c)(d)	1,099,988	1,098,705
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1689% 12/25/2030	1,500,000	1,499,990
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1689% 11/25/2030 (d)	900,000	899,998
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.5536% 11/5/2037 (d)(h)	1,264,000	1,259,804
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (h)	223,602	152,146
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (h)(j)	386,779	230,799
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9678% 5/15/2039 (c)(d)(h)	3,430,000	3,309,950
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4664% 5/15/2039 (c)(d)(h)	2,383,000	2,186,403
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7656% 5/15/2039 (c)(d)(h)	1,335,000	1,188,150
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.2144% 5/15/2039 (c)(d)(h)	1,187,000	973,340
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8875% 3/15/2038 (c)(d)(h)	36,263	35,901
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1875% 3/15/2038 (c)(d)(h)	330,648	307,503
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5375% 3/15/2038 (c)(d)(h)	288,995	261,540
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	1,895,246	1,865,943
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.9225% 3/15/2043 (c)(d)(h)	4,071,000	4,050,645
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.1225% 3/15/2043 (c)(d)(h)	604,000	599,471
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.3% 3/15/2043 (c)(d)(h)	670,000	664,138
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (h)	448,149	455,274
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (h)	1,000,000	995,432
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.9154% 12/15/2039 (c)(d)(h)	5,568,000	5,559,301
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2649% 12/15/2039 (c)(d)(h)	613,000	610,701
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6644% 12/15/2039 (c)(d)(h)	452,000	451,435
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (h)	1,766,729	1,505,211
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (h)	113,488	92,623
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 4.9875% 5/15/2031 (c)(d)(h)	1,349,000	1,348,414
TOTAL UNITED STATES		184,032,218
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $187,117,894)		184,032,218

Foreign Government and Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (h)	966,000	904,099
Kingdom of Saudi Arabia 4.5% 4/22/2060 (h)	736,000	561,936
TOTAL SAUDI ARABIA		1,466,035
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,692,214)		1,466,035

Non-Convertible Corporate Bonds - 22.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (d)(h)	802,000	770,268
Westpac Banking Corp 4.11% 7/24/2034 (d)	1,139,000	1,110,569

TOTAL AUSTRALIA		1,880,837
CANADA - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (h)	262,000	259,238
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	766,000	798,883
Cenovus Energy Inc 3.75% 2/15/2052	2,600,000	1,814,269
Cenovus Energy Inc 4.65% 3/20/2031	641,000	636,566
Cenovus Energy Inc 5.25% 6/15/2037	1,010,000	976,194
Cenovus Energy Inc 5.4% 3/20/2036	493,000	490,456
Enbridge Inc 4.25% 12/1/2026	544,000	543,736
TOTAL ENERGY		5,260,104
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026	580,000	578,667
TOTAL CANADA		6,098,009
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (d)(h)	2,966,000	3,063,944
Societe Generale SA 5.5% 4/13/2029 (d)(h)	2,025,000	2,055,251

TOTAL FRANCE		5,119,195
GERMANY - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	600,000	602,826
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,600,000	1,657,673
TOTAL FINANCIALS		2,260,499
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (h)	1,867,000	1,815,106
TOTAL GERMANY		4,075,605
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (h)	1,070,000	821,998
IRELAND - 0.5%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,236,000	1,222,384
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,295,000	1,246,547
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,385,000	1,257,893
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	4,054,000	4,130,312
TOTAL FINANCIALS		7,857,136
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (h)	485,000	484,972
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (h)	1,433,000	1,432,926
Avolon Holdings Funding Ltd 4.7% 1/30/2031 (h)	2,000,000	1,959,791
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (h)	219,000	219,791
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (h)	1,183,000	1,195,899
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (h)	2,774,000	2,855,292
TOTAL INDUSTRIALS		8,148,671
TOTAL IRELAND		16,005,807
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (h)	424,000	424,965
NTT Finance Corp 4.62% 7/16/2028 (h)	429,000	430,631
NTT Finance Corp 4.876% 7/16/2030 (h)	1,128,000	1,135,131

TOTAL JAPAN		1,990,727
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	1,957,000	1,871,773
Petroleos Mexicanos 6.35% 2/12/2048	4,049,000	3,094,448
Petroleos Mexicanos 6.5% 1/23/2029	1,705,000	1,709,415
Petroleos Mexicanos 6.7% 2/16/2032	6,634,000	6,493,028
Petroleos Mexicanos 6.75% 9/21/2047	3,713,000	2,964,645
Petroleos Mexicanos 6.95% 1/28/2060	2,417,000	1,900,004
Petroleos Mexicanos 7.69% 1/23/2050	4,972,000	4,308,238

TOTAL MEXICO		22,341,551
NETHERLANDS - 0.4%
Financials - 0.3%
Banks - 0.3%
ABN AMRO Bank NV 4.988% 12/3/2028 (d)(h)	9,000,000	9,066,101
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	936,000	923,289
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	2,700,000	2,691,820
TOTAL INFORMATION TECHNOLOGY		3,615,109
TOTAL NETHERLANDS		12,681,210
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (h)	390,343	389,796
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (d)(h)	1,788,000	1,768,728
UBS Group AG 3.869% 1/12/2029 (d)(h)	1,233,000	1,218,800
UBS Group AG 4.194% 4/1/2031 (d)(h)	2,950,000	2,886,319
UBS Group AG 4.55% 4/17/2026	790,000	789,992
		6,663,839
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (d)(h)	200,000	197,653
TOTAL SWITZERLAND		6,861,492
UNITED KINGDOM - 0.7%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 6.421% 8/2/2033	1,030,000	1,117,040
Imperial Brands Finance PLC 6.125% 7/27/2027 (h)	1,136,000	1,159,034
Reynolds American Inc 5.7% 8/15/2035	373,000	383,394
Reynolds American Inc 6.15% 9/15/2043	1,227,000	1,235,630
Reynolds American Inc 7.25% 6/15/2037	909,000	1,034,709
TOTAL CONSUMER STAPLES		4,929,807
Financials - 0.5%
Banks - 0.5%
Barclays PLC 4.219% 5/24/2030 (d)	2,609,000	2,568,543
Barclays PLC 5.088% 6/20/2030 (d)	2,253,000	2,260,258
Barclays PLC 5.2% 5/12/2026	1,908,000	1,909,221
Barclays PLC 5.829% 5/9/2027 (d)	2,670,000	2,672,890
Barclays PLC 6.224% 5/9/2034 (d)	2,277,000	2,387,895
Barclays PLC 6.49% 9/13/2029 (d)	642,000	668,371
Barclays PLC 6.692% 9/13/2034 (d)	3,300,000	3,565,921
NatWest Group PLC 3.073% 5/22/2028 (d)	1,427,000	1,404,075
TOTAL FINANCIALS		17,437,174
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (h)	696,000	667,383
TOTAL UNITED KINGDOM		23,034,364
UNITED STATES - 19.2%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	4,584,000	3,879,152
AT&T Inc 4.3% 2/15/2030	433,000	430,253
AT&T Inc 4.4% 4/30/2031	426,000	421,705
AT&T Inc 4.75% 5/15/2046	4,816,000	4,046,557
Comcast Corp 2.937% 11/1/2056	2,100,000	1,163,327
Comcast Corp 3.9% 3/1/2038	329,000	282,546
Comcast Corp 4.65% 7/15/2042	779,000	672,637
Verizon Communications Inc 2.55% 3/21/2031	1,698,000	1,541,560
Verizon Communications Inc 4.75% 1/15/2033	1,762,000	1,740,218
Verizon Communications Inc 4.78% 2/15/2035	2,099,000	2,031,601
		16,209,556
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	7,061,000	6,928,742
Walt Disney Co/The 4.7% 3/23/2050	2,229,000	1,942,777
		8,871,519
Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	1,100,000	1,028,087
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	369,000	316,447
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	917,000	857,303
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	335,000	247,685
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	850,000	854,298
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	5,834,000	4,694,551
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,073,000	828,703
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	759,000	633,006
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,545,000	1,600,390
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	842,000	776,295
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	1,250,000	1,297,692
Time Warner Cable LLC 4.5% 9/15/2042	283,000	212,518
Time Warner Cable LLC 5.5% 9/1/2041	521,000	449,025
Time Warner Cable LLC 5.875% 11/15/2040	460,000	416,869
Time Warner Cable LLC 6.55% 5/1/2037	6,199,000	6,249,806
Time Warner Cable LLC 7.3% 7/1/2038	1,160,000	1,213,795
		21,676,470
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 3.75% 4/15/2027	1,871,000	1,859,418
T-Mobile USA Inc 3.875% 4/15/2030	2,705,000	2,634,321
T-Mobile USA Inc 4.375% 4/15/2040	404,000	355,120
T-Mobile USA Inc 4.5% 4/15/2050	793,000	640,278
		5,489,137
TOTAL COMMUNICATION SERVICES		52,246,682
Consumer Discretionary - 0.2%
Automobiles - 0.0%
General Motors Financial Co Inc 5.85% 4/6/2030	953,000	986,387
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	517,000	512,389
McDonald's Corp 3.6% 7/1/2030	615,000	597,549
		1,109,938
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	234,000	232,337
AutoZone Inc 4% 4/15/2030	1,629,000	1,589,781
Lowe's Cos Inc 3.35% 4/1/2027	211,000	209,340
Lowe's Cos Inc 3.75% 4/1/2032	649,000	614,114
Lowe's Cos Inc 4.5% 4/15/2030	1,170,000	1,170,903
O'Reilly Automotive Inc 4.2% 4/1/2030	361,000	356,623
O'Reilly Automotive Inc 5.1% 3/12/2036	973,000	960,264
		5,133,362
TOTAL CONSUMER DISCRETIONARY		7,229,687
Consumer Staples - 0.4%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	2,300,000	2,291,186
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.8% 3/1/2030 (h)	2,106,000	2,128,164
Mars Inc 5% 3/1/2032 (h)	1,581,000	1,599,773
Mars Inc 5.2% 3/1/2035 (h)	1,314,000	1,326,510
		5,054,447
Food Products - 0.0%
General Mills Inc 2.875% 4/15/2030	220,000	205,222
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	1,130,000	1,004,161
		1,209,383
Tobacco - 0.1%
Altria Group Inc 4.25% 8/9/2042	1,696,000	1,381,576
Altria Group Inc 4.5% 5/2/2043	1,137,000	944,622
Altria Group Inc 4.8% 2/14/2029	311,000	313,515
Altria Group Inc 5.95% 2/14/2049	407,000	394,605
		3,034,318
TOTAL CONSUMER STAPLES		11,589,334
Energy - 1.6%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	661,000	642,809
Oil, Gas & Consumable Fuels - 1.6%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (h)	3,300,000	3,278,265
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (h)	394,000	412,402
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (h)	1,061,000	1,117,939
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (h)	317,000	330,984
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (h)	571,000	598,999
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (h)	342,000	367,819
DCP Midstream Operating LP 5.6% 4/1/2044	376,000	357,821
DCP Midstream Operating LP 6.45% 11/3/2036 (h)	760,000	804,741
DCP Midstream Operating LP 6.75% 9/15/2037 (h)	1,037,000	1,122,719
Energy Transfer LP 3.75% 5/15/2030	710,000	686,327
Energy Transfer LP 5% 5/15/2050	420,000	348,548
Energy Transfer LP 5.25% 4/15/2029	629,000	640,637
Energy Transfer LP 5.8% 6/15/2038	692,000	699,504
Hess Corp 4.3% 4/1/2027	1,500,000	1,500,870
Hess Corp 7.125% 3/15/2033	308,000	350,887
Hess Corp 7.3% 8/15/2031	411,000	464,466
Hess Corp 7.875% 10/1/2029	1,346,000	1,503,460
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	141,000	150,896
Kinder Morgan Inc 5.55% 6/1/2045	747,000	712,508
MPLX LP 4.8% 2/15/2029	345,000	347,872
MPLX LP 4.95% 9/1/2032	2,116,000	2,106,408
MPLX LP 5.5% 2/15/2049	1,036,000	936,367
Occidental Petroleum Corp 6.2% 3/15/2040	521,000	532,115
Occidental Petroleum Corp 6.45% 9/15/2036	1,412,000	1,508,721
Occidental Petroleum Corp 6.6% 3/15/2046	1,751,000	1,813,675
Occidental Petroleum Corp 7.5% 5/1/2031	2,356,000	2,622,271
ONEOK Inc 4.25% 9/24/2027	752,000	750,050
ONEOK Inc 4.4% 10/15/2029	786,000	780,812
ONEOK Inc 4.75% 10/15/2031	1,529,000	1,512,758
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	405,000	391,915
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,973,000	1,966,996
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	2,447,000	2,429,234
Targa Resources Corp 4% 4/15/2031	957,000	936,863
Targa Resources Corp 4.35% 1/15/2029	819,000	815,569
Targa Resources Corp 4.9% 9/15/2030	1,131,000	1,140,556
Targa Resources Corp 5.65% 2/15/2036	2,723,000	2,763,012
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	312,000	296,579
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	1,007,000	756,388
Western Gas Partners LP 4.5% 3/1/2028	613,000	612,630
Western Gas Partners LP 4.65% 7/1/2026	2,778,000	2,778,000
Western Gas Partners LP 4.75% 8/15/2028	354,000	355,045
Western Gas Partners LP 6.35% 1/15/2029	978,000	1,018,422
Williams Cos Inc/The 3.5% 11/15/2030	2,609,000	2,479,483
Williams Cos Inc/The 4.65% 8/15/2032	2,206,000	2,179,676
Williams Cos Inc/The 5.3% 8/15/2052	500,000	449,834
		49,731,043
TOTAL ENERGY		50,373,852
Financials - 9.7%
Banks - 4.6%
Bank of America Corp 2.299% 7/21/2032 (d)	4,656,000	4,110,012
Bank of America Corp 3.419% 12/20/2028 (d)	5,817,000	5,714,455
Bank of America Corp 4.25% 10/22/2026	1,307,000	1,306,330
Bank of America Corp 4.623% 5/9/2029 (d)	5,903,000	5,928,663
Bank of America Corp 5.015% 7/22/2033 (d)	17,054,000	17,154,738
Bank of America Corp 5.468% 1/23/2035 (d)	1,410,000	1,439,326
Citigroup Inc 4.3% 11/20/2026	532,000	532,089
Citigroup Inc 4.412% 3/31/2031 (d)	3,258,000	3,220,759
Citigroup Inc 4.45% 9/29/2027	5,245,000	5,245,148
Citigroup Inc 4.91% 5/24/2033 (d)	3,492,000	3,476,191
Citigroup Inc 6.174% 5/25/2034 (d)	1,574,000	1,629,276
Citigroup Inc 6.27% 11/17/2033 (d)	7,000,000	7,481,520
Citizens Financial Group Inc 2.638% 9/30/2032	1,490,000	1,272,215
Citizens Financial Group Inc 5.841% 1/23/2030 (d)	9,000,000	9,268,484
Fifth Third Bancorp 4.895% 9/6/2030 (d)	3,000,000	3,010,003
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	1,324,000	1,233,668
JPMorgan Chase & Co 4.493% 3/24/2031 (d)	3,926,000	3,904,799
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	12,887,000	12,715,310
JPMorgan Chase & Co 4.898% 1/22/2037 (d)	87,000	85,130
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	5,229,000	5,232,608
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	2,202,000	2,241,982
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	4,500,000	4,582,356
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	2,615,000	2,694,715
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,413,000	2,498,346
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	7,464,000	7,440,881
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	1,754,000	1,724,290
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	2,600,000	2,681,091
Wells Fargo & Co 3.526% 3/24/2028 (d)	2,893,000	2,869,134
Wells Fargo & Co 4.478% 4/4/2031 (d)	4,386,000	4,348,108
Wells Fargo & Co 4.897% 7/25/2033 (d)	5,000,000	4,974,430
Wells Fargo & Co 5.15% 4/23/2031 (d)	8,981,000	9,134,449
Wells Fargo & Co 5.244% 1/24/2031 (d)	4,173,000	4,253,878
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,539,000	1,566,622
Wells Fargo & Co 5.605% 4/23/2036 (d)	2,633,000	2,694,422
		147,665,428
Capital Markets - 3.1%
Ares Strategic Income Fund 5.45% 9/9/2028 (h)	1,840,000	1,820,852
Ares Strategic Income Fund 5.7% 3/15/2028	8,922,000	8,908,162
Ares Strategic Income Fund 5.8% 9/9/2030 (h)	1,489,000	1,447,885
Athene Global Funding 5.339% 1/15/2027 (h)	4,132,000	4,157,053
Athene Global Funding 5.583% 1/9/2029 (h)	2,694,000	2,718,770
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5793% 4/19/2027 (c)(d)(h)	3,250,000	3,250,486
Blackstone Private Credit Fund 7.3% 11/27/2028	3,100,000	3,163,439
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	2,893,000	2,553,864
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	4,837,000	4,368,531
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)	12,774,000	12,661,043
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,751,000	4,616,980
Goldman Sachs Group Inc/The 6.75% 10/1/2037	689,000	743,207
HPS Corporate Lending Fund 5.45% 1/14/2028	5,651,000	5,608,163
Moody's Corp 3.25% 1/15/2028	732,000	718,225
Morgan Stanley 3.622% 4/1/2031 (d)	3,078,000	2,951,512
Morgan Stanley 3.625% 1/20/2027	3,374,000	3,359,901
Morgan Stanley 4.431% 1/23/2030 (d)	1,348,000	1,341,931
Morgan Stanley 4.708% 3/12/2032 (d)	6,500,000	6,456,235
Morgan Stanley 4.889% 7/20/2033 (d)	6,522,000	6,480,365
Morgan Stanley 5.192% 4/17/2031 (d)	3,980,000	4,039,274
Morgan Stanley 5.25% 4/21/2034 (d)	2,830,000	2,838,837
Morgan Stanley 5.424% 7/21/2034 (d)	3,524,000	3,575,659
Morgan Stanley 5.664% 4/17/2036 (d)	1,583,000	1,621,407
Morgan Stanley 6.296% 10/18/2028 (d)	2,500,000	2,565,426
Morgan Stanley 6.342% 10/18/2033 (d)	5,000,000	5,349,869
MSCI Inc 5.15% 3/15/2036	656,000	635,390
MSCI Inc 5.25% 9/1/2035	2,461,000	2,410,688
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	1,118,000	1,127,290
		101,490,444
Consumer Finance - 0.6%
Ally Financial Inc 7.1% 11/15/2027	2,560,000	2,656,472
Capital One Financial Corp 3.273% 3/1/2030 (d)	1,912,000	1,841,077
Capital One Financial Corp 3.65% 5/11/2027	4,134,000	4,099,453
Capital One Financial Corp 4.1% 2/9/2027	875,000	872,939
Capital One Financial Corp 4.927% 5/10/2028 (d)	2,300,000	2,306,187
Capital One Financial Corp 5.247% 7/26/2030 (d)	2,770,000	2,807,454
Capital One Financial Corp 5.468% 2/1/2029 (d)	1,952,000	1,981,476
Ford Motor Credit Co LLC 4.97% 4/6/2029	639,000	631,116
Synchrony Financial 3.95% 12/1/2027	1,904,000	1,880,450
		19,076,624
Financial Services - 0.5%
Corebridge Financial Inc 3.65% 4/5/2027	2,280,000	2,259,326
Corebridge Financial Inc 3.85% 4/5/2029	904,000	882,515
Corebridge Financial Inc 3.9% 4/5/2032	2,576,000	2,415,763
Corebridge Financial Inc 4.35% 4/5/2042	245,000	201,348
Corebridge Financial Inc 6.05% 9/15/2033	724,000	756,833
Equitable Holdings Inc 4.35% 4/20/2028	433,000	431,975
Equitable Holdings Inc 4.572% 2/15/2029 (h)	450,000	447,091
Jackson Financial Inc 3.125% 11/23/2031	273,000	242,880
Jackson Financial Inc 5.17% 6/8/2027	1,014,000	1,020,963
Jackson Financial Inc 5.67% 6/8/2032	1,092,000	1,095,553
Pine Street Trust II 5.568% 2/15/2049 (h)	1,748,000	1,587,763
Sixth Street Lending Partners 6.125% 7/15/2030	1,928,000	1,916,704
Takeoff Merger Sub Inc 4.4% 3/24/2028 (h)	1,222,000	1,215,446
Takeoff Merger Sub Inc 4.5% 3/24/2029 (h)	1,210,000	1,202,213
Takeoff Merger Sub Inc 4.85% 3/24/2031 (h)	1,517,000	1,498,030
		17,174,403
Insurance - 0.9%
Corebridge Global Funding 4.9% 12/3/2029 (h)	3,000,000	3,009,971
Corebridge Global Funding 5.9% 9/19/2028 (h)	1,659,000	1,708,884
Five Corners Funding Trust II 2.85% 5/15/2030 (h)	3,419,000	3,184,942
Grand River Funding Trust I 6.311% 2/15/2036 (h)	2,523,000	2,545,293
Liberty Mutual Group Inc 4.569% 2/1/2029 (h)	1,255,000	1,248,556
Marsh & McLennan Cos Inc 4.375% 3/15/2029	1,220,000	1,222,394
Marsh & McLennan Cos Inc 4.75% 3/15/2039	560,000	525,412
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (h)	1,782,000	1,116,839
MetLife Inc 5.3% 12/15/2034	4,063,000	4,157,067
Pacific LifeCorp 5.125% 1/30/2043 (h)	1,611,000	1,476,063
Reinsurance Group of America Inc 6% 9/15/2033	3,764,000	3,908,434
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (h)	1,640,000	1,458,310
Unum Group 4% 6/15/2029	1,353,000	1,326,043
Unum Group 4.046% 8/15/2041 (h)	101,000	80,845
Unum Group 5.75% 8/15/2042	2,118,000	2,060,108
		29,029,161
TOTAL FINANCIALS		314,436,060
Health Care - 0.9%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	1,463,000	1,484,440
Health Care Providers & Services - 0.8%
Centene Corp 2.45% 7/15/2028	3,009,000	2,801,190
Centene Corp 2.625% 8/1/2031	1,403,000	1,172,080
Centene Corp 3.375% 2/15/2030	1,564,000	1,412,820
Centene Corp 4.25% 12/15/2027	958,000	941,057
Centene Corp 4.625% 12/15/2029	2,738,000	2,599,135
Cigna Group/The 3.05% 10/15/2027	982,000	963,895
Cigna Group/The 4.375% 10/15/2028	1,860,000	1,858,538
Cigna Group/The 4.8% 8/15/2038	1,158,000	1,088,746
Cigna Group/The 4.9% 12/15/2048	1,157,000	1,004,550
CVS Health Corp 3% 8/15/2026	192,000	190,850
CVS Health Corp 3.625% 4/1/2027	551,000	546,270
CVS Health Corp 4.78% 3/25/2038	1,830,000	1,686,414
CVS Health Corp 5% 1/30/2029	1,114,000	1,128,487
CVS Health Corp 5% 9/15/2032	916,000	916,735
CVS Health Corp 5.25% 1/30/2031	457,000	467,019
HCA Inc 3.5% 9/1/2030	1,260,000	1,196,548
HCA Inc 3.625% 3/15/2032	287,000	266,708
HCA Inc 5.625% 9/1/2028	1,311,000	1,337,084
HCA Inc 5.875% 2/1/2029	1,446,000	1,488,201
Humana Inc 3.7% 3/23/2029	827,000	803,860
Sabra Health Care LP 3.2% 12/1/2031	2,870,000	2,591,453
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	647,000	652,706
		27,114,346
Pharmaceuticals - 0.1%
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	409,000	418,098
Mylan Inc 4.55% 4/15/2028	1,227,000	1,220,687
Utah Acquisition Sub Inc 3.95% 6/15/2026	472,000	471,101
		2,109,886
TOTAL HEALTH CARE		30,708,672
Industrials - 0.4%
Aerospace & Defense - 0.3%
Boeing Co 5.04% 5/1/2027	909,000	914,117
Boeing Co 5.15% 5/1/2030	909,000	924,217
Boeing Co 5.705% 5/1/2040	920,000	921,446
Boeing Co 5.805% 5/1/2050	920,000	889,388
Boeing Co 5.93% 5/1/2060	908,000	871,578
Boeing Co 6.259% 5/1/2027	645,000	656,136
Boeing Co 6.298% 5/1/2029	827,000	868,214
Boeing Co 6.388% 5/1/2031	626,000	667,530
Boeing Co 6.528% 5/1/2034	670,000	729,860
Boeing Co 6.858% 5/1/2054	1,009,000	1,110,480
Boeing Co 7.008% 5/1/2064	952,000	1,052,455
		9,605,421
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	262,000	276,423
Carrier Global Corp 6.2% 3/15/2054	163,000	170,323
		446,746
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	1,514,000	1,480,380
Uber Technologies Inc 4.8% 9/15/2035	1,194,000	1,158,603
		2,638,983
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	271,000	273,429
Paychex Inc 5.35% 4/15/2032	377,000	378,902
Paychex Inc 5.6% 4/15/2035	294,000	295,270
Verisk Analytics Inc 4.45% 3/15/2031	433,000	425,798
		1,373,399
TOTAL INDUSTRIALS		14,064,549
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,523,000	1,510,332
Dell International LLC / EMC Corp 4.5% 2/15/2031	3,015,000	2,979,362
Dell International LLC / EMC Corp 4.75% 10/6/2032	2,010,000	1,981,439
Dell International LLC / EMC Corp 5.1% 2/15/2036	3,190,000	3,119,196
Dell International LLC / EMC Corp 6.1% 7/15/2027	729,000	742,638
Dell International LLC / EMC Corp 6.2% 7/15/2030	631,000	666,787
		10,999,754
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028	510,000	489,455
Broadcom Inc 2.45% 2/15/2031	4,340,000	3,941,543
Broadcom Inc 2.6% 2/15/2033	4,340,000	3,794,752
Broadcom Inc 3.419% 4/15/2033	392,000	358,454
Broadcom Inc 3.5% 2/15/2041	3,113,000	2,483,581
Broadcom Inc 4.926% 5/15/2037 (h)	1,645,000	1,595,524
		12,663,309
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	1,146,000	1,104,379
Oracle Corp 4.8% 9/26/2032	1,911,000	1,819,937
Oracle Corp 5.2% 9/26/2035	1,740,000	1,632,111
Oracle Corp 5.875% 9/26/2045	1,073,000	925,721
Oracle Corp 5.95% 9/26/2055	1,345,000	1,131,509
Oracle Corp 6.1% 9/26/2065	1,384,000	1,147,587
		7,761,244
TOTAL INFORMATION TECHNOLOGY		31,424,307
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (d)	861,000	894,069
Celanese US Holdings LLC 7.05% 11/15/2030 (d)	1,399,000	1,477,956
Celanese US Holdings LLC 7.2% 11/15/2033 (d)	817,000	871,523
TOTAL MATERIALS		3,243,548
Real Estate - 2.3%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	451,000	378,941
Store Capital LLC 2.75% 11/18/2030	2,676,000	2,407,180
Store Capital LLC 4.625% 3/15/2029	550,000	544,135
VICI Properties LP 4.75% 2/15/2028	2,029,000	2,030,834
VICI Properties LP 4.75% 4/1/2028	496,000	496,505
VICI Properties LP 4.95% 2/15/2030	2,648,000	2,643,765
VICI Properties LP 5.125% 5/15/2032	720,000	709,531
VICI Properties LP 5.75% 4/1/2034	374,000	377,438
Vornado Realty LP 2.15% 6/1/2026	578,000	574,741
WP Carey Inc 2.4% 2/1/2031	1,166,000	1,043,296
WP Carey Inc 3.85% 7/15/2029	391,000	381,749
		11,588,115
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	1,278,000	1,280,738
Healthcare Realty Holdings LP 3.1% 2/15/2030	402,000	378,371
Healthcare Realty Holdings LP 3.5% 8/1/2026	419,000	417,594
Healthpeak OP LLC 3.25% 7/15/2026	176,000	175,384
Healthpeak OP LLC 3.5% 7/15/2029	201,000	194,249
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,822,000	1,603,722
Omega Healthcare Investors Inc 3.375% 2/1/2031	810,000	748,621
Omega Healthcare Investors Inc 3.625% 10/1/2029	1,814,000	1,742,268
Omega Healthcare Investors Inc 4.5% 4/1/2027	4,967,000	4,960,381
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,958,000	1,956,321
Ventas Realty LP 3% 1/15/2030	2,340,000	2,204,018
Ventas Realty LP 4% 3/1/2028	688,000	681,108
Ventas Realty LP 4.375% 2/1/2045	234,000	193,572
Ventas Realty LP 4.75% 11/15/2030	3,072,000	3,077,353
		19,613,700
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	560,000	510,579
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	1,190,000	1,097,612
Boston Properties LP 4.5% 12/1/2028	1,193,000	1,185,114
Boston Properties LP 6.75% 12/1/2027	1,655,000	1,710,577
COPT Defense Properties LP 2% 1/15/2029	199,000	185,602
COPT Defense Properties LP 2.75% 4/15/2031	509,000	460,863
COPT Defense Properties LP 4.5% 10/15/2030	305,000	301,059
Hudson Pacific Properties LP 4.65% 4/1/2029	2,374,000	2,024,749
		6,965,576
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 3.95% 11/15/2027	1,415,000	1,357,055
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,792,000	1,633,905
Brandywine Operating Partnership LP 8.3% 3/15/2028	2,334,000	2,375,068
CBRE Services Inc 2.5% 4/1/2031	1,708,000	1,526,074
Tanger Properties LP 2.75% 9/1/2031	1,346,000	1,202,038
Tanger Properties LP 3.125% 9/1/2026	1,874,000	1,863,145
		9,957,285
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	231,000	203,272
American Homes 4 Rent LP 3.625% 4/15/2032	989,000	913,016
American Homes 4 Rent LP 5.5% 7/15/2034	3,001,000	3,002,056
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,453,000	1,363,939
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	3,959,000	3,866,248
Sun Communities Operating LP 2.3% 11/1/2028	512,000	484,530
Sun Communities Operating LP 2.7% 7/15/2031	1,323,000	1,183,402
		11,016,463
Retail REITs - 0.4%
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,554,000	1,511,964
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,549,000	1,527,974
Brixmor Operating Partnership LP 4.125% 6/15/2026	1,425,000	1,424,119
Kite Realty Group Trust 4.75% 9/15/2030	2,980,000	2,979,473
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,640,000	3,223,540
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	891,000	869,425
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	473,000	485,286
Realty Income Corp 2.2% 6/15/2028	244,000	232,972
Realty Income Corp 2.85% 12/15/2032	301,000	266,967
Realty Income Corp 3.25% 1/15/2031	313,000	294,315
Realty Income Corp 3.4% 1/15/2028	489,000	480,830
Simon Property Group LP 2.45% 9/13/2029	499,000	467,461
		13,764,326
TOTAL REAL ESTATE		73,416,044
Utilities - 1.0%
Electric Utilities - 0.7%
AEP Texas Inc 5.2% 4/15/2036	644,000	633,349
Alabama Power Co 3.05% 3/15/2032	2,030,000	1,864,876
Cleco Corporate Holdings LLC 3.375% 9/15/2029	1,057,000	988,029
Cleco Corporate Holdings LLC 3.743% 5/1/2026	4,043,000	4,040,049
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	242,000	232,136
Duke Energy Corp 2.45% 6/1/2030	854,000	786,869
Duquesne Light Holdings Inc 2.532% 10/1/2030 (h)	405,000	368,600
Duquesne Light Holdings Inc 2.775% 1/7/2032 (h)	1,648,000	1,453,352
Exelon Corp 2.75% 3/15/2027	449,000	442,133
Exelon Corp 3.35% 3/15/2032	546,000	503,904
Exelon Corp 4.05% 4/15/2030	534,000	522,954
Exelon Corp 4.7% 4/15/2050	238,000	196,664
FirstEnergy Transmission LLC 4.75% 1/15/2033	5,826,000	5,738,160
Southern Co/The 4.85% 3/15/2035	1,930,000	1,877,506
Southern Co/The 5.7% 3/15/2034	2,053,000	2,127,384
Southwestern Electric Power Co 5.2% 4/1/2036	1,043,000	1,025,634
Southwestern Electric Power Co 5.3% 4/1/2033	1,261,000	1,278,685
		24,080,284
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	459,000	406,068
AES Corp/The 3.95% 7/15/2030 (h)	2,298,000	2,197,003
		2,603,071
Multi-Utilities - 0.2%
NiSource Inc 2.95% 9/1/2029	2,624,000	2,493,600
NiSource Inc 3.6% 5/1/2030	1,602,000	1,543,760
Puget Energy Inc 4.1% 6/15/2030	1,032,000	1,000,120
Puget Energy Inc 4.224% 3/15/2032	1,875,000	1,788,546
		6,826,026
TOTAL UTILITIES		33,509,381
TOTAL UNITED STATES		622,242,116
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $744,763,252)		723,542,707

U.S. Government Agency - Mortgage Securities - 19.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.0%
Fannie Mae 2.5% 4/1/2052	1,274,181	1,087,940
Fannie Mae 2.5% 6/1/2052	758,644	650,602
Fannie Mae 6% 12/1/2054	565,011	587,198
Fannie Mae 7% 6/1/2054	39,244	41,881
Fannie Mae 7% 7/1/2054	36,002	38,528
Fannie Mae 7% 8/1/2054	18,831	20,043
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.225% 5/1/2036 (c)(d)	4,584	4,718
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	679	697
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (c)(d)	782	807
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6669%, 6.316% 11/1/2036 (c)(d)	11,209	11,565
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.591% 6/1/2042 (c)(d)	7,423	7,771
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.106% 7/1/2035 (c)(d)	773	797
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.788%, 6.038% 2/1/2036 (c)(d)	5,129	5,311
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (c)(d)	2,430	2,551
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.508% 7/1/2041 (c)(d)	4,950	5,197
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (c)(d)	4,155	4,362
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.82%, 6.07% 12/1/2035 (c)(d)	5,647	5,854
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (c)(d)	1,455	1,510
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.785% 9/1/2036 (c)(d)	8,177	8,508
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (c)(d)	3,617	3,778
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 1.945%, 5.929% 10/1/2033 (c)(d)	10,489	10,758
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (c)(d)	1,051	1,084
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2602%, 5.889% 8/1/2036 (c)(d)	13,247	13,709
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.378% 10/1/2033 (c)(d)	1,393	1,435
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.461%, 6.366% 5/1/2035 (c)(d)	1,903	1,965
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	533,178	481,891
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	91,013	77,410
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,152,632	1,041,759
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,099,175	993,445
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	590,193	533,422
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,438	10,337
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	88,238	75,166
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,629,773	1,374,497
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,126,968	1,018,563
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	11,871	10,729
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	89,421	76,114
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	93,101	79,124
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	95,167	80,824
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	222,866	211,699
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	192,153	156,550
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	61,955	50,456
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,422,646	1,240,737
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,414,228	1,231,716
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	172,572	142,376
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	125,012	101,771
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	37,847	30,811
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	917,056	752,297
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,264,378	1,990,870
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	661,002	576,489
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	525,551	457,987
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	127,826	104,502
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	80,251	65,332
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	79,757	64,929
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	140,601	114,857
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	129,059	113,812
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	13,979	12,282
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	700,728	609,978
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	685,683	559,921
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	81,797	66,590
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	65,181	53,308
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	735,138	600,536
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	515,649	422,040
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	283,611	232,657
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,978	13,143
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	40,731	33,324
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	15,475	12,636
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	695,157	566,137
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	259,837	212,911
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,501	13,464
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	429,797	352,446
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	386,968	317,082
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	44,278	38,996
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	133,140	108,138
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	91,900	74,643
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	31,874	28,066
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,435	14,380
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	424,762	371,612
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	4,495,821	3,662,812
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	155,754	127,722
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	141,667	115,949
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	223,509	181,537
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	58,741	48,040
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	45,313	37,129
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	31,905	25,994
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	70,433	57,372
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	69,204	56,338
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	36,171	29,661
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	451,859	393,986
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	73,359	59,720
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	20,357	19,514
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	474,831	422,015
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	429,537	365,949
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	202,294	173,484
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	160,906	137,991
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	109,948	94,290
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	87,280	79,528
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	359,164	323,574
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,508,570	2,158,368
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	137,087	116,792
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	23,753	22,792
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,726,427	1,632,581
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	303,064	274,266
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	194,796	174,528
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	122,886	110,212
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,760,449	1,504,784
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,230,975	1,047,972
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	934,558	795,622
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,165,264	992,030
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	710,838	607,605
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	639,004	545,604
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	268,816	242,489
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	115,816	99,268
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	84,256	76,422
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	398,541	339,416
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	462,999	395,687
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	253,132	228,145
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	975,042	841,971
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	493,612	420,538
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	390,788	334,768
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	100,000	86,203
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	60,406	54,780
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	102,065	91,904
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,963,778	1,664,469
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,164,044	998,267
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2033	16,892	16,160
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	348,197	299,915
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	400,000	344,750
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	300,000	258,609
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	1,495,719	1,445,973
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	376,373	338,226
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	176,386	158,702
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	19,356	17,644
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	608,421	548,179
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	165,830	148,881
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	57,128	52,527
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	54,416	50,140
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,622	40,040
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,880	20,303
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,351	12,358
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	10,852	9,999
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,896	9,081
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	8,019	7,400
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,901	7,263
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,505	6,909
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,170	6,604
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,988	6,435
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,570	3,267
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	493,086	437,829
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	587,844	531,521
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	253,867	227,560
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	871,805	773,563
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	9,345	9,080
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,163	14,804
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	8,917	8,231
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,832	7,258
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	7,240	6,753
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,890	6,303
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	737,645	666,969
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	715,234	646,705
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	96,960	86,095
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,143,680	1,019,805
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	701,754	626,183
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	125,730	122,248
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	56,689	52,175
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	32,513	29,953
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,736	21,742
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,195	21,365
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,111	20,369
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,475	19,780
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	21,134	19,404
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,005	9,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,641	7,049
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,706	6,182
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,971	4,551
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	3,038	2,824
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	895,536	795,179
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	951,147	843,964
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	539,295	479,703
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	302,287	269,545
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	366,888	337,278
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	268,152	246,614
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	142,009	130,840
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	128,324	117,967
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	31,131	28,646
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	29,993	27,450
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,157	15,731
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,249	2,126
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	512,118	458,249
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	761,970	677,058
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	172,297	167,426
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	47,980	46,799
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	29,852	28,992
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	14,652	14,268
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	29,106	26,789
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	35,781	32,632
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	259,737	234,851
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	3,385,169	3,055,537
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,254,595	1,110,472
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	72,167	66,389
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	63,735	58,206
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,829	24,670
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,654	19,887
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	19,444	17,857
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,129	10,235
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	39,376	35,779
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	3,323	3,037
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	239,045	216,216
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	129,516	115,893
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	201,968	195,725
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	26,668	24,592
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	15,984	14,421
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,765,426	1,580,276
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	2,720,955	2,417,737
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	18,668	17,145
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	19,310	17,629
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	16,895	15,417
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	836,705	748,171
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	155,833	151,655
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	170,800	156,678
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	80,236	72,806
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	33,527	30,379
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,532	11,320
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	417,307	372,498
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	33,142	32,263
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	26,841	26,122
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	208,849	187,077
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	67,618	63,818
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	32,167	29,866
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	506,979	473,332
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	463,900	432,097
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	185,096	172,291
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	102,083	95,021
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	67,373	62,712
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	62,586	58,256
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	54,316	50,559
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,292	14,234
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	465,105	428,278
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	68,546	63,312
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	601,088	561,195
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	58,189	54,200
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	26,186	24,650
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	26,147	24,355
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	4,302,517	4,016,955
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	2,254,347	2,104,733
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	807,544	760,956
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	30,672	28,974
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	85,354	79,569
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	43,137	40,153
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	142,041	130,972
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	60,649	57,099
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	4,553	4,406
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	172,428	162,960
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	64,228	60,720
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	36,698	34,571
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	3,432	3,235
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	352,265	329,106
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	297,060	277,531
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	191,572	178,498
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	147,939	140,004
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	112,109	106,015
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	19,876	18,727
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	5,591	5,363
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	108,157	100,776
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	46,408	43,241
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	89,819	83,690
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	58,454	54,465
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	57,353	53,439
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	52,974	49,358
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	19,963	19,337
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	81,587	77,174
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	90,712	84,522
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	88,693	82,612
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	974,529	902,848
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	52,558	48,955
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,442	2,375
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,188	10,913
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	80,793	78,692
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	204,552	196,572
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,908	1,868
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	6,898	6,711
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	53,942	52,481
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	7,001	6,795
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	766,275	735,424
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	474,267	457,163
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	8,979	8,623
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	305,026	289,772
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,016,547	967,678
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	2,268	2,201
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	28,717	27,753
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	1,954	1,876
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	894	874
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	1,968	1,914
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	186,474	179,316
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	16,923	16,242
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	11,313	11,019
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	223,132	214,567
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,777	9,383
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	13,740	13,636
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	28,676	28,299
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	5,925	5,872
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	84,143	83,752
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	8,251	8,218
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	58,159	57,892
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	60,437	59,890
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	4,871	4,869
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	191,612	190,690
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	62,030	61,598
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	23,803	23,578
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,513	22,217
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	10,177	10,111
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,012	6,933
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	13,573	13,335
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	16,427	16,279
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	2,315	2,292
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	162,364	161,006
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	876	872
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	143,917	143,299
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	10,298	10,147
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2029	228	228
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	617,022	616,781
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	109,305	109,271
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	25,917	25,767
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	50,982	50,568
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	23,617	23,454
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	15,819	15,611
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	25,587	25,059
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	272,086	270,721
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	28,046	27,818
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	176,152	172,791
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	32,200	31,555
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	24,809	24,708
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	141,894	139,098
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	23,805	23,796
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,587	11,582
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,964	3,963
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,488	3,487
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	12,882	12,820
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	3,855	3,833
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	25,789	25,584
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	15,309	15,167
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	500,641	488,586
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	27,971	27,962
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	13,085	13,081
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,379	10,376
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,800	4,799
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	64,195	64,155
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	23,536	23,313
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	650,793	637,359
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	149,494	151,804
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	75,925	75,702
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,229,273	1,229,124
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	637,783	635,911
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	433,031	431,490
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	439,333	438,044
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	10,878	11,017
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	5,389	5,451
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	8,493	8,619
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	225,039	228,328
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	400,866	408,696
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,373,385	1,400,212
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.313%, 5.563% 5/1/2034 (c)(d)	5,420	5,515
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.42%, 5.373% 9/1/2033 (c)(d)	13,603	13,812
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.941% 10/1/2033 (c)(d)	539	551
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (c)(d)	760	781
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	31,115	32,532
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	31,968	33,474
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	2,756	2,885
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	32,959	34,034
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	20,212	20,886
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	1,329,141	1,376,869
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	461,704	477,994
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	11,288	11,709
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	31,790	33,192
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	39,271	40,520
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	297,673	309,811
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	252,335	261,692
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	1,212,101	1,252,595
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	18,088	18,758
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,917,564	3,016,631
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	617,751	640,464
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	234,499	243,194
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	85,822	89,058
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	930,533	962,711
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,695	25,611
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	24,670	25,584
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	11,675	12,229
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	449,838	466,377
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	235,605	245,060
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	44,025	46,067
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	828,456	857,363
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,346,934	2,428,825
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	467,800	485,621
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	28,153	29,225
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	5,020	5,260
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	579,472	597,892
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	97,085	101,620
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	518,501	538,051
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	457,766	475,026
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,632,449	1,672,332
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,309,328	1,354,605
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	27,625	28,644
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,137	20,860
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	49,434	51,177
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	5,477,403	5,602,197
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	690,307	716,767
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	384,103	397,257
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,472	2,588
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	96,697	99,801
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,718,546	6,871,618
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	167,569	173,887
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	168,150	177,279
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053 (b)	49,895	52,110
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	2,572	2,668
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	25,108	26,126
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053 (b)	18,622	19,316
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,333	1,403
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	131,543	136,650
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055 (b)	23,196	24,489
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	1,879,062	1,978,136
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	7,565	7,848
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	1,439	1,492
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,114	3,245
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	254,339	267,094
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	913,677	963,564
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	23,048	23,973
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	18,017	18,732
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	4,143	4,316
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	277,251	292,411
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	227,492	240,215
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	503,531	529,411
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	71	72
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	169	178
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	49	52
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	1,770,498	1,888,367
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	988,289	1,049,914
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	894,707	950,496
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	513,825	546,908
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	98,618	104,806
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	20,702	21,975
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	17,274	18,213
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	110	115
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	336,147	357,791
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	51,348	54,746
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	180	189
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	199,872	212,741
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	74,984	79,529
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	63,306	66,840
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	39,689	42,031
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	12,771	13,525
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	17,551	18,699
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	67	70
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	538,797	572,436
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	239,378	254,716
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	119,025	125,681
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	116,823	123,439
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	44,780	47,271
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	26,584	28,123
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	14,650	15,491
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	2,285	2,399
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	503,836	536,433
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	147,544	156,997
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	13,802	14,574
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	1	1
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	63	62
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	542,915	581,731
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	29,259	31,189
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	29,182	30,979
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	21,848	23,417
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	18,702	19,842
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	121,880	129,490
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	26,918	28,546
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	287,338	307,432
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	196,583	209,870
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	97,039	103,507
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	180	183
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	54	54
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	161	164
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	4	4
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	99	102
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,564	1,632
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	66	68
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	88	89
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	41	42
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	431	440
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	788	799
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	112	114
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	437	453
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	334	346
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	75	77
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	75	76
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	27	27
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	6	7
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	3,278	3,399
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	226	235
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	5	5
Freddie Mac Gold Pool 1.5% 1/1/2036	528,716	477,859
Freddie Mac Gold Pool 1.5% 11/1/2035	4,520,980	4,086,103
Freddie Mac Gold Pool 1.5% 11/1/2035	20,407	18,444
Freddie Mac Gold Pool 1.5% 12/1/2035	1,111,752	1,004,811
Freddie Mac Gold Pool 1.5% 12/1/2040	55,099	46,898
Freddie Mac Gold Pool 1.5% 2/1/2041	94,175	80,030
Freddie Mac Gold Pool 1.5% 3/1/2041	95,251	80,882
Freddie Mac Gold Pool 1.5% 4/1/2041	96,265	81,618
Freddie Mac Gold Pool 1.5% 4/1/2051 (e)(f)	9,945,056	7,661,875
Freddie Mac Gold Pool 1.5% 8/1/2035	3,804,171	3,443,000
Freddie Mac Gold Pool 2% 1/1/2051	1,290,729	1,053,996
Freddie Mac Gold Pool 2% 1/1/2051	171,376	139,408
Freddie Mac Gold Pool 2% 1/1/2051	83,329	67,785
Freddie Mac Gold Pool 2% 1/1/2051	39,858	32,585
Freddie Mac Gold Pool 2% 1/1/2051	27,732	22,672
Freddie Mac Gold Pool 2% 1/1/2052	267,032	218,557
Freddie Mac Gold Pool 2% 10/1/2041	17,035	14,848
Freddie Mac Gold Pool 2% 10/1/2051	1,249,498	1,020,718
Freddie Mac Gold Pool 2% 11/1/2050	97,876	79,680
Freddie Mac Gold Pool 2% 11/1/2051	2,431,845	1,986,579
Freddie Mac Gold Pool 2% 11/1/2051	726,485	592,786
Freddie Mac Gold Pool 2% 12/1/2051	1,276,023	1,044,379
Freddie Mac Gold Pool 2% 12/1/2051	50,116	40,815
Freddie Mac Gold Pool 2% 2/1/2041	223,659	196,248
Freddie Mac Gold Pool 2% 2/1/2052	2,528,703	2,060,962
Freddie Mac Gold Pool 2% 2/1/2052	1,133,964	925,274
Freddie Mac Gold Pool 2% 2/1/2052	130,497	107,011
Freddie Mac Gold Pool 2% 3/1/2041	102,643	90,430
Freddie Mac Gold Pool 2% 3/1/2051	403,987	328,882
Freddie Mac Gold Pool 2% 3/1/2052	236,642	191,317
Freddie Mac Gold Pool 2% 5/1/2051	873,073	716,216
Freddie Mac Gold Pool 2% 5/1/2051	99,718	81,709
Freddie Mac Gold Pool 2% 5/1/2051	77,525	63,161
Freddie Mac Gold Pool 2% 6/1/2050	3,584,149	2,920,059
Freddie Mac Gold Pool 2% 6/1/2050	426,140	349,447
Freddie Mac Gold Pool 2% 7/1/2041	1,545,807	1,353,748
Freddie Mac Gold Pool 2% 7/1/2041	16,346	14,289
Freddie Mac Gold Pool 2% 7/1/2051	138,953	112,860
Freddie Mac Gold Pool 2% 7/1/2051	55,950	45,846
Freddie Mac Gold Pool 2% 7/1/2051	40,184	32,638
Freddie Mac Gold Pool 2% 8/1/2050	54,101	44,280
Freddie Mac Gold Pool 2% 9/1/2050	6,219,471	5,063,208
Freddie Mac Gold Pool 2.5% 1/1/2042	189,518	169,751
Freddie Mac Gold Pool 2.5% 10/1/2041	91,708	82,254
Freddie Mac Gold Pool 2.5% 11/1/2049	12,320	10,511
Freddie Mac Gold Pool 2.5% 11/1/2050	2,201,049	1,888,275
Freddie Mac Gold Pool 2.5% 11/1/2050	121,244	104,432
Freddie Mac Gold Pool 2.5% 11/1/2051	372,274	319,605
Freddie Mac Gold Pool 2.5% 12/1/2050	99,670	85,756
Freddie Mac Gold Pool 2.5% 12/1/2051	1,220,551	1,042,149
Freddie Mac Gold Pool 2.5% 12/1/2051	902,205	768,078
Freddie Mac Gold Pool 2.5% 12/1/2051	205,089	175,881
Freddie Mac Gold Pool 2.5% 2/1/2051	503,963	433,608
Freddie Mac Gold Pool 2.5% 3/1/2051	3,117,108	2,658,574
Freddie Mac Gold Pool 2.5% 4/1/2052	688,587	590,522
Freddie Mac Gold Pool 2.5% 5/1/2051	485,538	416,845
Freddie Mac Gold Pool 2.5% 5/1/2051	389,917	334,753
Freddie Mac Gold Pool 2.5% 6/1/2040	50,474	45,895
Freddie Mac Gold Pool 2.5% 8/1/2050	2,077,187	1,780,716
Freddie Mac Gold Pool 2.5% 8/1/2050	514,146	442,852
Freddie Mac Gold Pool 3% 1/1/2033	21,552	20,935
Freddie Mac Gold Pool 3% 1/1/2034	41,218	40,010
Freddie Mac Gold Pool 3% 1/1/2043	54,516	50,267
Freddie Mac Gold Pool 3% 1/1/2052	681,599	603,300
Freddie Mac Gold Pool 3% 11/1/2042	63,959	59,631
Freddie Mac Gold Pool 3% 11/1/2042	16,536	15,265
Freddie Mac Gold Pool 3% 11/1/2042	4,004	3,706
Freddie Mac Gold Pool 3% 11/1/2050	65,939	58,550
Freddie Mac Gold Pool 3% 11/1/2051	635,500	563,291
Freddie Mac Gold Pool 3% 12/1/2032	47,332	46,101
Freddie Mac Gold Pool 3% 12/1/2044	11,333	10,449
Freddie Mac Gold Pool 3% 12/1/2046	1,093,555	987,582
Freddie Mac Gold Pool 3% 12/1/2050	536,513	476,389
Freddie Mac Gold Pool 3% 2/1/2033	19,550	18,997
Freddie Mac Gold Pool 3% 2/1/2043	151,472	140,058
Freddie Mac Gold Pool 3% 2/1/2043	30,199	27,952
Freddie Mac Gold Pool 3% 2/1/2043	24,629	22,697
Freddie Mac Gold Pool 3% 2/1/2043	14,345	13,240
Freddie Mac Gold Pool 3% 2/1/2043	5,687	5,230
Freddie Mac Gold Pool 3% 3/1/2033	38,878	37,810
Freddie Mac Gold Pool 3% 3/1/2052	345,226	305,568
Freddie Mac Gold Pool 3% 4/1/2033	18,087	17,590
Freddie Mac Gold Pool 3% 4/1/2034	96,268	93,413
Freddie Mac Gold Pool 3% 4/1/2046	18,135	16,395
Freddie Mac Gold Pool 3% 4/1/2046	16,438	14,861
Freddie Mac Gold Pool 3% 4/1/2050	270,381	241,941
Freddie Mac Gold Pool 3% 5/1/2045	13,870	12,610
Freddie Mac Gold Pool 3% 5/1/2045	10,784	9,806
Freddie Mac Gold Pool 3% 5/1/2045	7,963	7,250
Freddie Mac Gold Pool 3% 5/1/2046	292,045	264,018
Freddie Mac Gold Pool 3% 5/1/2046	44,659	40,373
Freddie Mac Gold Pool 3% 5/1/2051	582,533	517,434
Freddie Mac Gold Pool 3% 6/1/2031	16,492	16,139
Freddie Mac Gold Pool 3% 6/1/2031	6,411	6,277
Freddie Mac Gold Pool 3% 6/1/2031	3,817	3,734
Freddie Mac Gold Pool 3% 6/1/2045	33,457	30,591
Freddie Mac Gold Pool 3% 6/1/2045	13,182	12,051
Freddie Mac Gold Pool 3% 6/1/2045	4,299	3,930
Freddie Mac Gold Pool 3% 6/1/2046	287,745	260,130
Freddie Mac Gold Pool 3% 6/1/2050	938,563	841,010
Freddie Mac Gold Pool 3% 6/1/2052	1,109,177	981,759
Freddie Mac Gold Pool 3% 7/1/2032	6,492	6,334
Freddie Mac Gold Pool 3% 7/1/2045	22,723	20,697
Freddie Mac Gold Pool 3% 7/1/2045	8,357	7,761
Freddie Mac Gold Pool 3% 7/1/2045	6,557	5,995
Freddie Mac Gold Pool 3% 8/1/2032	8,852	8,636
Freddie Mac Gold Pool 3% 8/1/2032	5,140	5,014
Freddie Mac Gold Pool 3% 8/1/2042	5,526	5,111
Freddie Mac Gold Pool 3% 8/1/2042	4,269	3,934
Freddie Mac Gold Pool 3% 8/1/2045	16,244	14,770
Freddie Mac Gold Pool 3% 8/1/2045	13,345	12,130
Freddie Mac Gold Pool 3% 8/1/2045	10,308	9,456
Freddie Mac Gold Pool 3% 8/1/2045	7,992	7,309
Freddie Mac Gold Pool 3% 8/1/2045	5,498	5,027
Freddie Mac Gold Pool 3% 9/1/2051	562,894	499,462
Freddie Mac Gold Pool 3.5% 1/1/2043	6,744	6,337
Freddie Mac Gold Pool 3.5% 1/1/2046	17,071	15,928
Freddie Mac Gold Pool 3.5% 1/1/2046	4,187	3,915
Freddie Mac Gold Pool 3.5% 10/1/2040	10,370	9,833
Freddie Mac Gold Pool 3.5% 10/1/2042	58,240	55,076
Freddie Mac Gold Pool 3.5% 10/1/2049	994,126	922,246
Freddie Mac Gold Pool 3.5% 11/1/2033	707,383	687,769
Freddie Mac Gold Pool 3.5% 11/1/2033	9,353	9,103
Freddie Mac Gold Pool 3.5% 11/1/2040	21,592	20,525
Freddie Mac Gold Pool 3.5% 11/1/2045	4,826	4,519
Freddie Mac Gold Pool 3.5% 12/1/2033	83,623	82,043
Freddie Mac Gold Pool 3.5% 12/1/2040	20,750	19,719
Freddie Mac Gold Pool 3.5% 2/1/2034	2,178,265	2,137,645
Freddie Mac Gold Pool 3.5% 2/1/2034	108,628	105,366
Freddie Mac Gold Pool 3.5% 2/1/2043	484,616	457,618
Freddie Mac Gold Pool 3.5% 2/1/2043	52,200	49,466
Freddie Mac Gold Pool 3.5% 2/1/2043	19,624	18,649
Freddie Mac Gold Pool 3.5% 2/1/2045	2,536	2,393
Freddie Mac Gold Pool 3.5% 2/1/2052	129,204	119,296
Freddie Mac Gold Pool 3.5% 3/1/2032	200,876	197,818
Freddie Mac Gold Pool 3.5% 3/1/2045	27,372	25,647
Freddie Mac Gold Pool 3.5% 3/1/2045	7,713	7,243
Freddie Mac Gold Pool 3.5% 3/1/2045	5,730	5,379
Freddie Mac Gold Pool 3.5% 3/1/2052	166,747	153,752
Freddie Mac Gold Pool 3.5% 4/1/2040	25,604	24,363
Freddie Mac Gold Pool 3.5% 4/1/2042	21,720	20,592
Freddie Mac Gold Pool 3.5% 4/1/2043	400,006	377,566
Freddie Mac Gold Pool 3.5% 4/1/2043	88,576	83,608
Freddie Mac Gold Pool 3.5% 4/1/2043	39,361	37,206
Freddie Mac Gold Pool 3.5% 4/1/2046	237,343	222,010
Freddie Mac Gold Pool 3.5% 4/1/2046	130,458	121,703
Freddie Mac Gold Pool 3.5% 5/1/2034	97,454	95,462
Freddie Mac Gold Pool 3.5% 5/1/2040	47,569	45,282
Freddie Mac Gold Pool 3.5% 5/1/2045	328,921	307,699
Freddie Mac Gold Pool 3.5% 5/1/2045	2,989	2,833
Freddie Mac Gold Pool 3.5% 5/1/2046	206,861	193,640
Freddie Mac Gold Pool 3.5% 6/1/2032	969,398	954,073
Freddie Mac Gold Pool 3.5% 6/1/2040	43,219	41,206
Freddie Mac Gold Pool 3.5% 6/1/2045	392,550	367,613
Freddie Mac Gold Pool 3.5% 6/1/2045	64,969	60,983
Freddie Mac Gold Pool 3.5% 6/1/2045	6,262	5,879
Freddie Mac Gold Pool 3.5% 6/1/2045	6,237	5,854
Freddie Mac Gold Pool 3.5% 6/1/2048	6,528	6,070
Freddie Mac Gold Pool 3.5% 7/1/2040	4,124	3,918
Freddie Mac Gold Pool 3.5% 7/1/2042	216,949	205,047
Freddie Mac Gold Pool 3.5% 7/1/2042	29,584	28,018
Freddie Mac Gold Pool 3.5% 7/1/2046	6,630	6,201
Freddie Mac Gold Pool 3.5% 8/1/2034	164,727	161,293
Freddie Mac Gold Pool 3.5% 8/1/2040	27,737	26,400
Freddie Mac Gold Pool 3.5% 8/1/2042	9,617	9,085
Freddie Mac Gold Pool 3.5% 9/1/2040	18,841	17,972
Freddie Mac Gold Pool 3.5% 9/1/2042	672,076	634,508
Freddie Mac Gold Pool 3.5% 9/1/2042	269,973	254,752
Freddie Mac Gold Pool 3.5% 9/1/2042	3,353	3,165
Freddie Mac Gold Pool 3.5% 9/1/2046	89,503	83,743
Freddie Mac Gold Pool 3.5% 9/1/2051	1,731,454	1,596,522
Freddie Mac Gold Pool 4% 1/1/2041	242,577	236,844
Freddie Mac Gold Pool 4% 1/1/2043	3,822	3,704
Freddie Mac Gold Pool 4% 1/1/2044	9,351	9,016
Freddie Mac Gold Pool 4% 10/1/2042	4,768	4,633
Freddie Mac Gold Pool 4% 10/1/2042	2,840	2,784
Freddie Mac Gold Pool 4% 10/1/2042	2,011	1,944
Freddie Mac Gold Pool 4% 10/1/2043	23,349	22,547
Freddie Mac Gold Pool 4% 10/1/2043	8,264	7,969
Freddie Mac Gold Pool 4% 10/1/2044	29,757	28,654
Freddie Mac Gold Pool 4% 10/1/2047	22,355	21,418
Freddie Mac Gold Pool 4% 10/1/2047	3,615	3,463
Freddie Mac Gold Pool 4% 10/1/2052	1,099,385	1,048,939
Freddie Mac Gold Pool 4% 11/1/2042	652,866	636,669
Freddie Mac Gold Pool 4% 11/1/2042	20,465	19,894
Freddie Mac Gold Pool 4% 11/1/2042	17,851	17,322
Freddie Mac Gold Pool 4% 11/1/2042	12,779	12,422
Freddie Mac Gold Pool 4% 11/1/2042	6,475	6,279
Freddie Mac Gold Pool 4% 11/1/2042	601	593
Freddie Mac Gold Pool 4% 11/1/2043	105,741	102,759
Freddie Mac Gold Pool 4% 11/1/2045	21,966	21,154
Freddie Mac Gold Pool 4% 12/1/2042	10,359	10,045
Freddie Mac Gold Pool 4% 12/1/2042	5,742	5,605
Freddie Mac Gold Pool 4% 2/1/2043	19,284	18,712
Freddie Mac Gold Pool 4% 2/1/2043	12,766	12,339
Freddie Mac Gold Pool 4% 2/1/2043	11,607	11,212
Freddie Mac Gold Pool 4% 2/1/2043	5,515	5,328
Freddie Mac Gold Pool 4% 2/1/2044	10,040	9,701
Freddie Mac Gold Pool 4% 2/1/2044	6,158	5,934
Freddie Mac Gold Pool 4% 2/1/2045	159,386	153,802
Freddie Mac Gold Pool 4% 2/1/2046	83,680	80,379
Freddie Mac Gold Pool 4% 2/1/2046	8,421	8,135
Freddie Mac Gold Pool 4% 2/1/2048	12,441	11,915
Freddie Mac Gold Pool 4% 3/1/2043	6,445	6,282
Freddie Mac Gold Pool 4% 3/1/2044	13,627	13,144
Freddie Mac Gold Pool 4% 4/1/2042	487,144	473,476
Freddie Mac Gold Pool 4% 4/1/2042	273,830	266,853
Freddie Mac Gold Pool 4% 4/1/2043	8,876	8,623
Freddie Mac Gold Pool 4% 4/1/2043	3,781	3,705
Freddie Mac Gold Pool 4% 4/1/2046	57,163	54,910
Freddie Mac Gold Pool 4% 4/1/2046	14,886	14,299
Freddie Mac Gold Pool 4% 5/1/2037	647,969	639,214
Freddie Mac Gold Pool 4% 5/1/2043	10,911	10,543
Freddie Mac Gold Pool 4% 5/1/2043	3,621	3,496
Freddie Mac Gold Pool 4% 5/1/2048	392,846	375,311
Freddie Mac Gold Pool 4% 5/1/2048	261,699	250,485
Freddie Mac Gold Pool 4% 6/1/2043	10,020	9,772
Freddie Mac Gold Pool 4% 6/1/2043	6,974	6,735
Freddie Mac Gold Pool 4% 6/1/2044	10,004	9,635
Freddie Mac Gold Pool 4% 6/1/2045	10,273	9,901
Freddie Mac Gold Pool 4% 6/1/2047	188,762	181,145
Freddie Mac Gold Pool 4% 6/1/2048	693,310	664,466
Freddie Mac Gold Pool 4% 7/1/2043	21,474	20,752
Freddie Mac Gold Pool 4% 7/1/2043	17,717	17,201
Freddie Mac Gold Pool 4% 7/1/2043	11,318	10,988
Freddie Mac Gold Pool 4% 7/1/2043	6,565	6,337
Freddie Mac Gold Pool 4% 7/1/2043	5,473	5,281
Freddie Mac Gold Pool 4% 7/1/2043	4,631	4,469
Freddie Mac Gold Pool 4% 7/1/2043	2,507	2,420
Freddie Mac Gold Pool 4% 7/1/2048	106,064	101,917
Freddie Mac Gold Pool 4% 8/1/2043	11,963	11,556
Freddie Mac Gold Pool 4% 8/1/2043	9,701	9,460
Freddie Mac Gold Pool 4% 8/1/2043	7,105	6,935
Freddie Mac Gold Pool 4% 8/1/2044	8,516	8,218
Freddie Mac Gold Pool 4% 8/1/2044	2,579	2,511
Freddie Mac Gold Pool 4% 9/1/2041	20,410	19,905
Freddie Mac Gold Pool 4% 9/1/2042	12,942	12,638
Freddie Mac Gold Pool 4% 9/1/2043	19,228	18,649
Freddie Mac Gold Pool 4% 9/1/2043	18,027	17,473
Freddie Mac Gold Pool 4% 9/1/2043	15,173	14,654
Freddie Mac Gold Pool 4% 9/1/2043	14,895	14,447
Freddie Mac Gold Pool 4% 9/1/2043	12,863	12,412
Freddie Mac Gold Pool 4% 9/1/2043	10,361	10,050
Freddie Mac Gold Pool 4% 9/1/2043	4,795	4,624
Freddie Mac Gold Pool 4% 9/1/2043	395	390
Freddie Mac Gold Pool 4% 9/1/2044	14,211	13,723
Freddie Mac Gold Pool 4% 9/1/2044	12,737	12,265
Freddie Mac Gold Pool 4% 9/1/2047	10,028	9,607
Freddie Mac Gold Pool 4.5% 1/1/2041	7,195	7,178
Freddie Mac Gold Pool 4.5% 1/1/2042	297,266	296,295
Freddie Mac Gold Pool 4.5% 1/1/2047	7,906	7,777
Freddie Mac Gold Pool 4.5% 10/1/2041	86,298	85,962
Freddie Mac Gold Pool 4.5% 10/1/2041	4,262	4,257
Freddie Mac Gold Pool 4.5% 10/1/2048	566,093	557,031
Freddie Mac Gold Pool 4.5% 10/1/2048	29,936	29,251
Freddie Mac Gold Pool 4.5% 12/1/2040	21,323	21,263
Freddie Mac Gold Pool 4.5% 12/1/2045	22,418	22,366
Freddie Mac Gold Pool 4.5% 12/1/2046	8,029	7,898
Freddie Mac Gold Pool 4.5% 12/1/2047	173,735	170,411
Freddie Mac Gold Pool 4.5% 2/1/2041	14,798	14,750
Freddie Mac Gold Pool 4.5% 2/1/2041	14,707	14,659
Freddie Mac Gold Pool 4.5% 2/1/2041	11,145	11,097
Freddie Mac Gold Pool 4.5% 2/1/2041	10,598	10,568
Freddie Mac Gold Pool 4.5% 2/1/2041	9,014	8,992
Freddie Mac Gold Pool 4.5% 2/1/2041	6,333	6,308
Freddie Mac Gold Pool 4.5% 2/1/2044	55,069	54,682
Freddie Mac Gold Pool 4.5% 2/1/2047	33,805	33,200
Freddie Mac Gold Pool 4.5% 3/1/2041	58,043	57,850
Freddie Mac Gold Pool 4.5% 3/1/2041	12,679	12,632
Freddie Mac Gold Pool 4.5% 3/1/2041	8,073	8,045
Freddie Mac Gold Pool 4.5% 3/1/2044	55,136	54,762
Freddie Mac Gold Pool 4.5% 3/1/2044	36,465	36,241
Freddie Mac Gold Pool 4.5% 3/1/2044	25,712	25,543
Freddie Mac Gold Pool 4.5% 3/1/2044	20,640	20,494
Freddie Mac Gold Pool 4.5% 4/1/2041	88,762	88,461
Freddie Mac Gold Pool 4.5% 4/1/2041	15,146	15,080
Freddie Mac Gold Pool 4.5% 4/1/2041	14,747	14,691
Freddie Mac Gold Pool 4.5% 4/1/2048	77,584	76,076
Freddie Mac Gold Pool 4.5% 4/1/2048	31,868	31,259
Freddie Mac Gold Pool 4.5% 4/1/2048	31,016	30,413
Freddie Mac Gold Pool 4.5% 5/1/2039	43,428	43,375
Freddie Mac Gold Pool 4.5% 5/1/2041	15,850	15,781
Freddie Mac Gold Pool 4.5% 5/1/2041	10,588	10,551
Freddie Mac Gold Pool 4.5% 5/1/2041	1,897	1,890
Freddie Mac Gold Pool 4.5% 5/1/2047	94,109	92,426
Freddie Mac Gold Pool 4.5% 5/1/2047	69,163	67,926
Freddie Mac Gold Pool 4.5% 5/1/2047	32,420	31,840
Freddie Mac Gold Pool 4.5% 5/1/2048	63,254	62,024
Freddie Mac Gold Pool 4.5% 6/1/2041	14,528	14,494
Freddie Mac Gold Pool 4.5% 6/1/2041	12,177	12,130
Freddie Mac Gold Pool 4.5% 6/1/2041	10,237	10,210
Freddie Mac Gold Pool 4.5% 6/1/2041	4,822	4,817
Freddie Mac Gold Pool 4.5% 6/1/2047	134,852	132,440
Freddie Mac Gold Pool 4.5% 6/1/2047	39,519	38,837
Freddie Mac Gold Pool 4.5% 7/1/2047	71,443	70,389
Freddie Mac Gold Pool 4.5% 7/1/2047	57,152	56,095
Freddie Mac Gold Pool 4.5% 7/1/2047	31,713	31,156
Freddie Mac Gold Pool 4.5% 8/1/2040	2,342	2,336
Freddie Mac Gold Pool 4.5% 8/1/2041	26,758	26,668
Freddie Mac Gold Pool 4.5% 8/1/2041	2,216	2,209
Freddie Mac Gold Pool 4.5% 9/1/2041	221,051	220,266
Freddie Mac Gold Pool 4.5% 9/1/2041	36,744	36,622
Freddie Mac Gold Pool 5% 1/1/2040	25,546	25,970
Freddie Mac Gold Pool 5% 10/1/2052	72,634	72,421
Freddie Mac Gold Pool 5% 11/1/2052	751,963	751,872
Freddie Mac Gold Pool 5% 12/1/2052	1,764,394	1,759,217
Freddie Mac Gold Pool 5% 4/1/2040	55,761	56,698
Freddie Mac Gold Pool 5% 5/1/2040	5,300	5,388
Freddie Mac Gold Pool 5% 5/1/2052	345,936	345,245
Freddie Mac Gold Pool 5% 6/1/2040	19,249	19,571
Freddie Mac Gold Pool 5% 6/1/2041	87,902	89,384
Freddie Mac Gold Pool 5% 6/1/2052	438,413	437,538
Freddie Mac Gold Pool 5% 7/1/2040	6,262	6,366
Freddie Mac Gold Pool 5% 8/1/2040	26,864	27,316
Freddie Mac Gold Pool 5.5% 1/1/2056	3,457,786	3,518,847
Freddie Mac Gold Pool 5.5% 1/1/2056	1,589,864	1,612,350
Freddie Mac Gold Pool 5.5% 3/1/2053 (e)(g)	2,264,696	2,311,234
Freddie Mac Gold Pool 5.5% 9/1/2052	1,170,402	1,190,430
Freddie Mac Gold Pool 6% 11/1/2038	127,931	131,998
Freddie Mac Gold Pool 6% 2/1/2040	239,886	249,161
Freddie Mac Gold Pool 6% 2/1/2055	1,718,846	1,782,582
Freddie Mac Gold Pool 6% 2/1/2055	991,377	1,030,306
Freddie Mac Gold Pool 6% 2/1/2055	457,068	474,159
Freddie Mac Gold Pool 6% 4/1/2032	25,989	26,794
Freddie Mac Gold Pool 6% 4/1/2054	913,015	947,155
Freddie Mac Gold Pool 6% 5/1/2033	8,420	8,657
Freddie Mac Gold Pool 6% 5/1/2054	3,130,073	3,248,094
Freddie Mac Gold Pool 6% 5/1/2055	523,998	541,790
Freddie Mac Gold Pool 6% 7/1/2037	1,544	1,617
Freddie Mac Gold Pool 6% 8/1/2037	15,971	16,694
Freddie Mac Gold Pool 6% 8/1/2055	4,109,431	4,262,131
Freddie Mac Gold Pool 6% 8/1/2055	1,173,957	1,215,378
Freddie Mac Gold Pool 6% 9/1/2054	832,531	863,922
Freddie Mac Gold Pool 6% 9/1/2054	375,603	389,765
Freddie Mac Gold Pool 6% 9/1/2054	164,341	169,921
Freddie Mac Gold Pool 6.5% 1/1/2053	569,649	593,587
Freddie Mac Gold Pool 6.5% 1/1/2054	1,063,036	1,117,341
Freddie Mac Gold Pool 6.5% 1/1/2054 (b)	14,888	15,616
Freddie Mac Gold Pool 6.5% 11/1/2054 (b)	24,564	25,796
Freddie Mac Gold Pool 6.5% 11/1/2054 (b)	22,136	22,966
Freddie Mac Gold Pool 6.5% 2/1/2055 (b)	198,364	208,876
Freddie Mac Gold Pool 6.5% 2/1/2055 (b)	50,575	53,102
Freddie Mac Gold Pool 6.5% 4/1/2054 (b)	26,185	27,436
Freddie Mac Gold Pool 6.5% 4/1/2054 (b)	18,447	19,406
Freddie Mac Gold Pool 6.5% 4/1/2055 (b)	81,206	85,249
Freddie Mac Gold Pool 6.5% 5/1/2054 (b)	33,142	34,675
Freddie Mac Gold Pool 6.5% 6/1/2053 (b)	14,265	14,915
Freddie Mac Gold Pool 6.5% 6/1/2054	1,090,401	1,150,278
Freddie Mac Gold Pool 6.5% 7/1/2054 (b)	14,260	14,876
Freddie Mac Gold Pool 6.5% 8/1/2054 (b)	139,843	146,414
Freddie Mac Gold Pool 6.5% 8/1/2054 (b)	52,749	55,488
Freddie Mac Gold Pool 6.5% 8/1/2054 (b)	32,882	34,259
Freddie Mac Gold Pool 6.5% 8/1/2054 (b)	24,536	25,623
Freddie Mac Gold Pool 6.5% 9/1/2053	116,181	122,307
Freddie Mac Gold Pool 6.5% 9/1/2054	1,312,924	1,385,021
Freddie Mac Gold Pool 6.5% 9/1/2054 (b)	39,551	41,313
Freddie Mac Gold Pool 7% 1/1/2054	1,160,782	1,233,525
Freddie Mac Gold Pool 7% 1/1/2054	1,136,425	1,209,595
Freddie Mac Gold Pool 7% 1/1/2054	319,548	339,598
Freddie Mac Gold Pool 7% 1/1/2054	211,773	225,409
Freddie Mac Gold Pool 7% 1/1/2054	122,095	129,756
Freddie Mac Gold Pool 7% 11/1/2053	204,259	217,538
Freddie Mac Gold Pool 7% 12/1/2053	132,244	139,602
Freddie Mac Gold Pool 7% 12/1/2053	16,932	17,878
Freddie Mac Gold Pool 7% 2/1/2054	595,717	632,863
Freddie Mac Gold Pool 7% 3/1/2054	18,699	19,946
Freddie Mac Gold Pool 7% 6/1/2054	1,076,069	1,145,689
Freddie Mac Gold Pool 7% 6/1/2054	1,061,164	1,128,079
Freddie Mac Gold Pool 7% 7/1/2043	13,882	14,717
Freddie Mac Gold Pool 7% 8/1/2054	614,777	658,923
Freddie Mac Gold Pool 7% 8/1/2054	476,572	508,150
Freddie Mac Gold Pool 7% 9/1/2043	21,908	23,130
Freddie Mac Gold Pool 7% 9/1/2054	597,774	635,235
Freddie Mac Gold Pool 7.5% 1/1/2027	13	13
Freddie Mac Gold Pool 7.5% 10/1/2027	5	5
Freddie Mac Gold Pool 7.5% 11/1/2029	492	511
Freddie Mac Gold Pool 7.5% 11/1/2031	41	43
Freddie Mac Gold Pool 7.5% 2/1/2028	20	20
Freddie Mac Gold Pool 7.5% 9/1/2031	1,062	1,117
Freddie Mac Gold Pool 8% 4/1/2027	13	13
Freddie Mac Gold Pool 8% 5/1/2027	9	9
Freddie Mac Gold Pool 8.5% 1/1/2028	23	23
Freddie Mac Gold Pool 8.5% 5/1/2027	2	2
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	411,220	425,568
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,719,378	1,778,834
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055 (b)	23,157	24,443
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	736,645	777,327
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.884% 3/1/2036 (c)(d)	8,703	8,899
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (c)(d)	4,552	4,780
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (c)(d)	840	881
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (c)(d)	922	968
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (c)(d)	11,680	12,264
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.778% 5/1/2041 (c)(d)	8,325	8,741
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.863% 5/1/2041 (c)(d)	10,692	11,221
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	107	109
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (c)(d)	629	655
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (c)(d)	893	920
Freddie Mac Non Gold Pool 5.5% 5/1/2053	982,031	1,000,677
Freddie Mac Non Gold Pool 5.5% 6/1/2053	487,549	495,854
Freddie Mac Non Gold Pool 5.5% 7/1/2053	4,115,408	4,185,509
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,181,441	1,203,412
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 6.124% 4/1/2035 (c)(d)	7,030	7,213
Freddie Mac Non Gold Pool 6% 6/1/2053	507,975	525,700
Freddie Mac Non Gold Pool 6% 6/1/2053	455,644	470,973
Freddie Mac Non Gold Pool 6.5% 1/1/2055	361,984	380,362
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (b)	25,239	26,633
Freddie Mac Non Gold Pool 6.5% 1/1/2055 (b)	20,837	21,805
Freddie Mac Non Gold Pool 6.5% 2/1/2055 (b)	27,370	28,882
Freddie Mac Non Gold Pool 6.5% 4/1/2055 (b)	23,739	24,922
Ginnie Mae I Pool 2.5% 12/20/2051	632,001	541,947
Ginnie Mae I Pool 2.5% 8/20/2051	535,424	459,466
Ginnie Mae I Pool 2.5% 9/20/2051	475,224	407,509
Ginnie Mae I Pool 3% 1/15/2045	5,368	4,880
Ginnie Mae I Pool 3% 1/15/2045	5,175	4,711
Ginnie Mae I Pool 3% 1/15/2045	1,449	1,317
Ginnie Mae I Pool 3% 12/20/2042	569,706	521,206
Ginnie Mae I Pool 3% 2/15/2045	5,107	4,651
Ginnie Mae I Pool 3% 2/15/2045	4,360	3,965
Ginnie Mae I Pool 3% 2/15/2045	2,307	2,100
Ginnie Mae I Pool 3% 3/15/2045	9,372	8,519
Ginnie Mae I Pool 3% 3/15/2045	6,227	5,657
Ginnie Mae I Pool 3% 3/15/2045	5,520	5,032
Ginnie Mae I Pool 3% 3/15/2045	4,796	4,361
Ginnie Mae I Pool 3% 3/15/2045	4,375	3,998
Ginnie Mae I Pool 3% 3/15/2045	2,846	2,582
Ginnie Mae I Pool 3% 3/15/2045	2,337	2,141
Ginnie Mae I Pool 3% 3/15/2045	1,859	1,689
Ginnie Mae I Pool 3% 3/15/2045	1,614	1,475
Ginnie Mae I Pool 3% 3/15/2045	1,397	1,270
Ginnie Mae I Pool 3% 3/20/2043	373,494	341,860
Ginnie Mae I Pool 3% 3/20/2043	156,259	143,137
Ginnie Mae I Pool 3% 6/15/2045	3,218	2,947
Ginnie Mae I Pool 3% 6/15/2045	2,276	2,066
Ginnie Mae I Pool 3% 6/15/2045	1,568	1,424
Ginnie Mae I Pool 3% 7/15/2045	5,708	5,207
Ginnie Mae I Pool 3% 7/15/2045	5,657	5,125
Ginnie Mae I Pool 3% 7/15/2045	5,391	4,889
Ginnie Mae I Pool 3% 7/15/2045	5,070	4,625
Ginnie Mae I Pool 3% 7/15/2045	4,566	4,141
Ginnie Mae I Pool 3% 7/15/2045	3,842	3,495
Ginnie Mae I Pool 3% 7/15/2045	3,808	3,449
Ginnie Mae I Pool 3% 7/15/2045	3,585	3,254
Ginnie Mae I Pool 3% 7/15/2045	940	851
Ginnie Mae I Pool 3.5% 1/15/2041	26,725	25,343
Ginnie Mae I Pool 3.5% 1/20/2050	155,164	145,050
Ginnie Mae I Pool 3.5% 1/20/2050	93,998	88,165
Ginnie Mae I Pool 3.5% 1/20/2050	91,490	85,727
Ginnie Mae I Pool 3.5% 1/20/2050	26,219	24,533
Ginnie Mae I Pool 3.5% 11/15/2042	97,279	91,472
Ginnie Mae I Pool 3.5% 12/20/2049	23,189	21,721
Ginnie Mae I Pool 3.5% 12/20/2049	8,245	7,734
Ginnie Mae I Pool 3.5% 12/20/2049	7,188	6,719
Ginnie Mae I Pool 3.5% 12/20/2049	2,466	2,308
Ginnie Mae I Pool 3.5% 2/15/2041	49,456	46,793
Ginnie Mae I Pool 3.5% 2/15/2042	42,790	40,278
Ginnie Mae I Pool 3.5% 3/15/2043	49,441	46,255
Ginnie Mae I Pool 3.5% 5/15/2042	103,987	98,344
Ginnie Mae I Pool 3.5% 5/15/2042	77,712	73,479
Ginnie Mae I Pool 3.5% 5/15/2042	30,067	28,257
Ginnie Mae I Pool 3.5% 7/15/2043	72,810	68,052
Ginnie Mae I Pool 3.5% 7/20/2052	1,801,507	1,661,975
Ginnie Mae I Pool 3.5% 8/15/2042	53,199	50,103
Ginnie Mae I Pool 3.5% 8/20/2052	1,067,462	984,784
Ginnie Mae I Pool 4% 1/15/2042	1,929	1,857
Ginnie Mae I Pool 4% 1/15/2043	9,475	9,105
Ginnie Mae I Pool 4% 10/15/2040	11,043	10,668
Ginnie Mae I Pool 4% 10/15/2041	94,556	91,046
Ginnie Mae I Pool 4% 10/15/2041	83,744	80,734
Ginnie Mae I Pool 4% 10/15/2041	76,997	74,085
Ginnie Mae I Pool 4% 10/15/2041	45,685	44,058
Ginnie Mae I Pool 4% 10/15/2041	21,308	20,583
Ginnie Mae I Pool 4% 10/15/2041	13,992	13,480
Ginnie Mae I Pool 4% 10/15/2041	11,631	11,221
Ginnie Mae I Pool 4% 10/15/2041	10,414	10,044
Ginnie Mae I Pool 4% 10/15/2041	8,792	8,487
Ginnie Mae I Pool 4% 10/15/2041	5,091	4,910
Ginnie Mae I Pool 4% 10/15/2041	4,382	4,221
Ginnie Mae I Pool 4% 10/15/2041	4,068	3,912
Ginnie Mae I Pool 4% 10/15/2041	973	935
Ginnie Mae I Pool 4% 10/20/2052	2,975,621	2,807,117
Ginnie Mae I Pool 4% 11/15/2040	28,139	27,110
Ginnie Mae I Pool 4% 11/15/2040	5,681	5,480
Ginnie Mae I Pool 4% 11/15/2040	2,773	2,672
Ginnie Mae I Pool 4% 11/15/2041	30,140	29,047
Ginnie Mae I Pool 4% 11/15/2042	2,366	2,275
Ginnie Mae I Pool 4% 12/15/2041	42,420	40,853
Ginnie Mae I Pool 4% 12/15/2041	23,791	22,916
Ginnie Mae I Pool 4% 12/15/2041	13,163	12,692
Ginnie Mae I Pool 4% 12/15/2041	9,729	9,366
Ginnie Mae I Pool 4% 12/15/2041	4,868	4,706
Ginnie Mae I Pool 4% 12/15/2041	1,071	1,032
Ginnie Mae I Pool 4% 12/15/2042	2,523	2,428
Ginnie Mae I Pool 4% 2/15/2041	4,749	4,585
Ginnie Mae I Pool 4% 2/15/2042	3,213	3,094
Ginnie Mae I Pool 4% 3/15/2040	36,960	35,790
Ginnie Mae I Pool 4% 3/15/2041	2,952	2,851
Ginnie Mae I Pool 4% 3/15/2042	15,586	14,999
Ginnie Mae I Pool 4% 3/15/2042	5,073	4,877
Ginnie Mae I Pool 4% 4/15/2042	5,785	5,557
Ginnie Mae I Pool 4% 4/15/2043	1,739	1,674
Ginnie Mae I Pool 4% 4/15/2046	396,076	378,852
Ginnie Mae I Pool 4% 4/20/2047	154,548	147,064
Ginnie Mae I Pool 4% 4/20/2047	137,757	131,086
Ginnie Mae I Pool 4% 4/20/2048	125,179	119,039
Ginnie Mae I Pool 4% 4/20/2048	110,528	105,107
Ginnie Mae I Pool 4% 6/15/2041	3,946	3,804
Ginnie Mae I Pool 4% 7/15/2040	13,089	12,659
Ginnie Mae I Pool 4% 7/15/2041	8,564	8,254
Ginnie Mae I Pool 4% 8/15/2041	124,293	119,786
Ginnie Mae I Pool 4% 8/15/2041	12,404	11,960
Ginnie Mae I Pool 4% 8/15/2043	2,731	2,616
Ginnie Mae I Pool 4% 9/15/2040	5,948	5,744
Ginnie Mae I Pool 4% 9/15/2041	13,374	12,889
Ginnie Mae I Pool 4% 9/15/2041	11,167	10,767
Ginnie Mae I Pool 4% 9/15/2041	10,394	10,032
Ginnie Mae I Pool 4% 9/15/2041	2,656	2,556
Ginnie Mae I Pool 4% 9/15/2041	1,262	1,222
Ginnie Mae I Pool 4.5% 2/15/2040	10,790	10,732
Ginnie Mae I Pool 4.5% 2/15/2040	1,239	1,232
Ginnie Mae I Pool 4.5% 3/15/2041	204,125	202,730
Ginnie Mae I Pool 4.5% 3/15/2041	160,968	160,034
Ginnie Mae I Pool 4.5% 3/15/2041	53,483	53,178
Ginnie Mae I Pool 4.5% 3/15/2041	2,397	2,383
Ginnie Mae I Pool 4.5% 4/15/2041	22,545	22,401
Ginnie Mae I Pool 4.5% 4/20/2053	3,961,709	3,848,354
Ginnie Mae I Pool 4.5% 5/15/2039	3,369	3,352
Ginnie Mae I Pool 4.5% 6/15/2040	30,411	30,236
Ginnie Mae I Pool 4.5% 6/15/2040	21,062	20,947
Ginnie Mae I Pool 4.5% 6/15/2040	15,275	15,191
Ginnie Mae I Pool 4.5% 7/15/2040	40,410	40,184
Ginnie Mae I Pool 4.5% 7/15/2040	19,102	18,994
Ginnie Mae I Pool 4.5% 7/15/2040	13,681	13,600
Ginnie Mae I Pool 4.5% 7/15/2040	1,758	1,746
Ginnie Mae I Pool 4.5% 8/15/2039	34,996	34,816
Ginnie Mae I Pool 4.5% 8/15/2040	13,636	13,558
Ginnie Mae I Pool 5% 10/15/2039	10,794	10,979
Ginnie Mae I Pool 5% 10/15/2039	4,509	4,586
Ginnie Mae I Pool 5% 11/15/2040	9,876	10,047
Ginnie Mae I Pool 5% 11/15/2040	4,053	4,117
Ginnie Mae I Pool 5% 12/15/2039	13,789	14,027
Ginnie Mae I Pool 5% 3/15/2039	6,011	6,122
Ginnie Mae I Pool 5% 4/15/2040	1,689	1,715
Ginnie Mae I Pool 5% 4/15/2041	4,335	4,402
Ginnie Mae I Pool 5% 4/15/2041	2,953	3,003
Ginnie Mae I Pool 5% 4/15/2041	1,938	1,968
Ginnie Mae I Pool 5% 4/20/2048	324,754	327,990
Ginnie Mae I Pool 5% 6/15/2040	7,420	7,548
Ginnie Mae I Pool 5% 7/15/2040	12,238	12,449
Ginnie Mae I Pool 5% 7/15/2040	7,535	7,666
Ginnie Mae I Pool 5% 7/15/2040	5,141	5,221
Ginnie Mae I Pool 5% 8/15/2039	10,297	10,473
Ginnie Mae I Pool 5% 8/15/2039	882	897
Ginnie Mae I Pool 5% 8/15/2040	21,002	21,365
Ginnie Mae I Pool 5% 8/15/2040	17,913	18,224
Ginnie Mae I Pool 5% 9/15/2039	8,132	8,271
Ginnie Mae I Pool 5% 9/15/2040	11,951	12,157
Ginnie Mae I Pool 5% 9/15/2040	8,015	8,154
Ginnie Mae I Pool 6.5% 11/15/2035	2,325	2,472
Ginnie Mae I Pool 6.5% 4/15/2035	2,989	3,167
Ginnie Mae I Pool 6.5% 9/15/2035	6,687	7,058
Ginnie Mae I Pool 7% 1/15/2028	302	305
Ginnie Mae I Pool 7% 1/15/2028	11	10
Ginnie Mae I Pool 7% 10/15/2028	60	61
Ginnie Mae I Pool 7% 10/15/2031	1,705	1,752
Ginnie Mae I Pool 7% 12/15/2028	98	99
Ginnie Mae I Pool 7% 12/15/2030	2,683	2,755
Ginnie Mae I Pool 7% 2/15/2028	1,232	1,243
Ginnie Mae I Pool 7% 2/15/2028	18	19
Ginnie Mae I Pool 7% 2/15/2032	5,814	5,980
Ginnie Mae I Pool 7% 2/15/2032	165	170
Ginnie Mae I Pool 7% 3/15/2028	63	63
Ginnie Mae I Pool 7% 3/15/2029	718	732
Ginnie Mae I Pool 7% 3/15/2032	2,965	3,042
Ginnie Mae I Pool 7% 3/15/2032	1,963	2,013
Ginnie Mae I Pool 7% 3/15/2032	25	26
Ginnie Mae I Pool 7% 4/15/2028	188	190
Ginnie Mae I Pool 7% 4/15/2028	5	4
Ginnie Mae I Pool 7% 4/15/2029	571	581
Ginnie Mae I Pool 7% 4/15/2029	252	257
Ginnie Mae I Pool 7% 4/15/2031	385	394
Ginnie Mae I Pool 7% 4/15/2032	8,223	8,489
Ginnie Mae I Pool 7% 4/15/2032	899	928
Ginnie Mae I Pool 7% 4/15/2032	501	515
Ginnie Mae I Pool 7% 4/15/2032	141	145
Ginnie Mae I Pool 7% 5/15/2029	468	476
Ginnie Mae I Pool 7% 5/15/2032	260	269
Ginnie Mae I Pool 7% 6/15/2028	460	460
Ginnie Mae I Pool 7% 6/15/2028	249	252
Ginnie Mae I Pool 7% 6/15/2028	77	77
Ginnie Mae I Pool 7% 6/15/2032	2,400	2,476
Ginnie Mae I Pool 7% 6/15/2032	838	861
Ginnie Mae I Pool 7% 6/15/2032	69	71
Ginnie Mae I Pool 7% 6/15/2032	65	67
Ginnie Mae I Pool 7% 7/15/2028	41	42
Ginnie Mae I Pool 7% 7/15/2028	8	7
Ginnie Mae I Pool 7% 7/15/2031	1,287	1,323
Ginnie Mae I Pool 7% 7/15/2031	470	482
Ginnie Mae I Pool 7% 7/15/2031	286	294
Ginnie Mae I Pool 7% 7/15/2032	313	323
Ginnie Mae I Pool 7% 8/15/2031	802	825
Ginnie Mae I Pool 7% 8/15/2031	778	785
Ginnie Mae I Pool 7% 8/15/2031	70	71
Ginnie Mae I Pool 7% 9/15/2031	691	708
Ginnie Mae I Pool 7% 9/15/2031	227	233
Ginnie Mae I Pool 7% 9/15/2031	129	133
Ginnie Mae I Pool 7.5% 10/15/2027	62	62
Ginnie Mae I Pool 7.5% 10/15/2028	1,336	1,361
Ginnie Mae I Pool 7.5% 12/15/2027	254	258
Ginnie Mae I Pool 7.5% 3/15/2028	794	806
Ginnie Mae I Pool 7.5% 4/15/2027	229	231
Ginnie Mae I Pool 7.5% 4/15/2027	200	201
Ginnie Mae I Pool 7.5% 4/15/2027	99	100
Ginnie Mae I Pool 7.5% 4/15/2027	80	81
Ginnie Mae I Pool 7.5% 4/15/2027	69	70
Ginnie Mae I Pool 7.5% 4/15/2027	29	29
Ginnie Mae I Pool 7.5% 4/15/2027	25	25
Ginnie Mae I Pool 7.5% 4/15/2027	20	20
Ginnie Mae I Pool 7.5% 6/15/2027	69	69
Ginnie Mae I Pool 7.5% 8/15/2028	31	31
Ginnie Mae I Pool 8% 3/15/2030	515	529
Ginnie Mae I Pool 8% 5/15/2030	271	279
Ginnie Mae I Pool 8% 9/15/2030	535	550
Ginnie Mae II Pool 2% 10/20/2050	4,670,523	3,856,687
Ginnie Mae II Pool 2% 11/20/2050	2,087,059	1,720,781
Ginnie Mae II Pool 2% 12/20/2050	3,892,109	3,209,046
Ginnie Mae II Pool 2% 2/20/2051	4,314,673	3,557,450
Ginnie Mae II Pool 2% 3/20/2051	966,877	797,191
Ginnie Mae II Pool 2% 4/1/2056 (b)	9,625,000	7,929,421
Ginnie Mae II Pool 2% 5/1/2056 (b)	4,550,000	3,746,676
Ginnie Mae II Pool 2% 9/20/2050	3,186,578	2,631,318
Ginnie Mae II Pool 2.5% 12/20/2051	69,607	59,798
Ginnie Mae II Pool 2.5% 4/1/2056 (b)	16,800,000	14,422,763
Ginnie Mae II Pool 2.5% 6/20/2051	779,776	669,883
Ginnie Mae II Pool 2.5% 6/20/2054	384,920	330,945
Ginnie Mae II Pool 2.5% 7/20/2051	1,830,618	1,572,633
Ginnie Mae II Pool 3% 1/20/2032	527,907	514,433
Ginnie Mae II Pool 3% 10/20/2031	173,069	168,816
Ginnie Mae II Pool 3% 11/20/2031	185,587	180,908
Ginnie Mae II Pool 3% 12/20/2031	280,986	273,993
Ginnie Mae II Pool 3% 12/20/2046	829,961	751,799
Ginnie Mae II Pool 3% 2/20/2031	21,733	21,257
Ginnie Mae II Pool 3% 3/20/2031	43,905	42,927
Ginnie Mae II Pool 3% 3/20/2046	48,895	44,329
Ginnie Mae II Pool 3% 3/20/2050	400,893	358,754
Ginnie Mae II Pool 3% 4/20/2031	165,573	161,828
Ginnie Mae II Pool 3% 4/20/2047	16,106	14,569
Ginnie Mae II Pool 3% 4/20/2052	7,678,829	6,852,487
Ginnie Mae II Pool 3% 5/20/2031	355,979	347,809
Ginnie Mae II Pool 3% 5/20/2051	1,160,324	1,036,038
Ginnie Mae II Pool 3% 6/20/2050	7,909	7,075
Ginnie Mae II Pool 3% 6/20/2051	306,031	273,289
Ginnie Mae II Pool 3% 7/20/2031	4,637	4,528
Ginnie Mae II Pool 3% 7/20/2051	388,428	347,114
Ginnie Mae II Pool 3% 8/20/2031	54,700	53,391
Ginnie Mae II Pool 3% 8/20/2051	461,635	412,534
Ginnie Mae II Pool 3% 9/20/2031	21,834	21,305
Ginnie Mae II Pool 3% 9/20/2051	15,225	13,591
Ginnie Mae II Pool 3.5% 12/20/2040	46,726	44,534
Ginnie Mae II Pool 3.5% 8/20/2052	1,742,344	1,604,263
Ginnie Mae II Pool 4% 1/20/2041	154,318	149,416
Ginnie Mae II Pool 4% 1/20/2042	530,482	512,697
Ginnie Mae II Pool 4% 1/20/2046	2,108	2,020
Ginnie Mae II Pool 4% 10/20/2040	75,221	72,850
Ginnie Mae II Pool 4% 10/20/2045	1,879	1,800
Ginnie Mae II Pool 4% 11/20/2040	304,751	295,062
Ginnie Mae II Pool 4% 12/20/2045	2,524	2,419
Ginnie Mae II Pool 4% 2/20/2041	5,044	4,883
Ginnie Mae II Pool 4% 3/20/2047	80,311	76,823
Ginnie Mae II Pool 4% 4/1/2056 (b)	900,000	842,027
Ginnie Mae II Pool 4% 4/20/2047	289,244	276,683
Ginnie Mae II Pool 4% 5/20/2046	451,671	432,647
Ginnie Mae II Pool 4% 6/20/2045	51,014	48,954
Ginnie Mae II Pool 4% 7/20/2044	2,607	2,506
Ginnie Mae II Pool 4% 8/20/2043	18,986	18,290
Ginnie Mae II Pool 4% 8/20/2045	370,446	355,171
Ginnie Mae II Pool 4% 9/20/2040	119,713	115,936
Ginnie Mae II Pool 4% 9/20/2045	1,773	1,698
Ginnie Mae II Pool 4.5% 11/20/2054	1,768,038	1,709,162
Ginnie Mae II Pool 4.5% 3/20/2041	6,835	6,789
Ginnie Mae II Pool 4.5% 4/1/2056 (b)	2,000,000	1,928,932
Ginnie Mae II Pool 4.5% 5/20/2040	45,612	45,325
Ginnie Mae II Pool 4.5% 5/20/2041	13,335	13,243
Ginnie Mae II Pool 4.5% 7/20/2040	34,901	34,676
Ginnie Mae II Pool 4.5% 7/20/2054	854,847	826,314
Ginnie Mae II Pool 4.5% 9/20/2040	159,644	158,600
Ginnie Mae II Pool 5% 12/20/2054	684,646	681,609
Ginnie Mae II Pool 5.5% 12/20/2054	481,992	486,462
Ginnie Mae II Pool 5.5% 2/20/2055	2,650,770	2,671,213
Ginnie Mae II Pool 5.5% 4/1/2056 (b)	42,200,000	42,433,370
Ginnie Mae II Pool 5.5% 5/1/2056 (b)	29,500,000	29,603,218
Ginnie Mae II Pool 6% 12/20/2054	1,281,640	1,305,901
Ginnie Mae II Pool 6% 4/1/2056 (b)	7,400,000	7,521,985
Ginnie Mae II Pool 6% 5/1/2056 (b)	9,425,000	9,568,952
Ginnie Mae II Pool 6.5% 4/1/2056 (b)	3,550,000	3,688,672
Ginnie Mae II Pool 6.5% 5/1/2056 (b)	3,550,000	3,677,855
Uniform Mortgage Backed Securities 2% 4/1/2056 (b)	70,725,000	56,842,453
Uniform Mortgage Backed Securities 2% 5/1/2056 (b)	26,675,000	21,430,652
Uniform Mortgage Backed Securities 2.5% 4/1/2056 (b)	5,500,000	4,623,438
Uniform Mortgage Backed Securities 4.5% 4/1/2056 (b)	5,500,000	5,303,203
Uniform Mortgage Backed Securities 5% 4/1/2041 (b)	26,550,000	26,727,346
Uniform Mortgage Backed Securities 5% 4/1/2056 (b)	17,825,000	17,569,463
Uniform Mortgage Backed Securities 5% 5/1/2041 (b)	6,050,000	6,084,740
Uniform Mortgage Backed Securities 5.5% 4/1/2056 (b)	4,200,000	4,217,554
Uniform Mortgage Backed Securities 6% 4/1/2056 (b)	12,650,000	12,890,153
Uniform Mortgage Backed Securities 6% 5/1/2056 (b)	8,650,000	8,803,403
TOTAL UNITED STATES		615,413,147
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $625,993,758)		615,413,147

U.S. Treasury Obligations - 48.1%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.95 to 2.04	13,856,800	7,612,038
US Treasury Bonds 2% 8/15/2051	1.94	22,104,200	12,584,715
US Treasury Bonds 2.25% 2/15/2052	2.26 to 2.90	36,300,000	21,876,422
US Treasury Bonds 2.875% 5/15/2052	3.07 to 3.19	23,300,000	16,158,914
US Treasury Bonds 3.625% 5/15/2053	3.90 to 4.02	26,100,000	20,927,918
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	22,874,000	19,652,876
US Treasury Bonds 4.125% 8/15/2053	4.18 to 5.00	53,171,000	46,628,475
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	67,700,000	60,644,392
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.65	19,575,000	17,531,859
US Treasury Bonds 4.5% 2/15/2044	4.71 to 4.76	29,858,000	28,552,879
US Treasury Bonds 4.625% 11/15/2045	4.65 to 4.79	11,790,000	11,371,823
US Treasury Bonds 4.625% 2/15/2055	4.60	5,000,000	4,766,406
US Treasury Bonds 4.625% 5/15/2054	4.49 to 4.65	12,830,000	12,233,104
US Treasury Bonds 4.75% 2/15/2056	4.70	260,000	253,581
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.98	32,366,000	31,515,128
US Treasury Bonds 4.75% 8/15/2055	4.73 to 4.91	25,100,000	24,460,734
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.84	37,586,000	37,462,672
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.67	1,587,355	1,476,734
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.61 to 2.72	752,693	699,721
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	67,451,000	64,254,982
US Treasury Notes 3.5% 2/15/2033	3.92	63,000,000	60,617,813
US Treasury Notes 3.5% 3/15/2029	3.83	30,000	29,734
US Treasury Notes 3.625% 8/31/2030	3.58 to 3.61	11,900,000	11,754,039
US Treasury Notes 3.75% 11/30/2032	3.95	26,400,000	25,837,969
US Treasury Notes 3.75% 2/28/2033	4.00	14,100,000	13,778,344
US Treasury Notes 3.75% 6/30/2030	3.91 to 4.12	17,400,000	17,287,172
US Treasury Notes 3.875% 12/31/2029	3.47	85,000,000	84,943,555
US Treasury Notes 3.875% 12/31/2032	3.95	10,800,000	10,643,484
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	36,190,000	35,526,988
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	128,800,000	125,512,509
US Treasury Notes 3.875% 8/31/2032	3.93	6,200,000	6,122,258
US Treasury Notes 3.875% 9/30/2032	3.93	24,300,000	23,982,961
US Treasury Notes 4% 1/31/2031	4.13	39,100,000	39,179,422
US Treasury Notes 4% 1/31/2033	4.06	13,800,000	13,694,344
US Treasury Notes 4% 11/15/2035	4.17 to 4.29	48,000,000	46,822,500
US Treasury Notes 4% 4/30/2032	4.26 to 4.27	65,800,000	65,555,820
US Treasury Notes 4% 6/30/2032	3.98	4,600,000	4,578,976
US Treasury Notes 4% 7/31/2032	4.11 to 4.12	30,200,000	30,047,820
US Treasury Notes 4.125% 11/15/2032	3.59	38,824,000	38,837,649
US Treasury Notes 4.125% 2/15/2036	4.43	51,300,000	50,498,438
US Treasury Notes 4.125% 2/29/2032	4.15 to 4.23	70,000,000	70,259,766
US Treasury Notes 4.125% 5/31/2032	4.05	593,000	594,610
US Treasury Notes 4.125% 8/31/2030	4.61	24,900,000	25,091,613
US Treasury Notes 4.25% 5/15/2035	4.38 to 4.49	39,600,000	39,494,813
US Treasury Notes 4.25% 8/15/2035	4.03 to 4.15	93,600,000	93,249,000
US Treasury Notes 4.375% 1/31/2032	4.41	16,400,000	16,679,313
US Treasury Notes 4.375% 11/30/2030	4.27 to 4.35	88,200,000	89,795,180
US Treasury Notes 4.625% 2/15/2035	4.17 to 4.24	47,300,000	48,526,844
US Treasury Notes 4.875% 10/31/2030	4.91	22,600,000	23,480,164
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,610,540,735)			1,553,088,471

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $75,791,538)	3.69	75,776,776	75,791,932

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	2,000,000	31,731
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.373% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,700,000	164,970
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,960,000	120,641
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	10,160,000	270,023
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.3625% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	5,410,000	329,619
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.996% and receive annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	900,000	20,762

TOTAL PUT SWAPTIONS			937,746
Call Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.996% and pay annually a floating rate based on US SOFR Index, expiring January 2037	1/2027	900,000	25,636
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/2026	2,000,000	26,375

TOTAL CALL SWAPTIONS			52,011
TOTAL PURCHASED SWAPTIONS (Cost $919,305)			989,757

TOTAL INVESTMENT IN SECURITIES - 108.5% (Cost $3,603,400,324)	3,510,306,309
NET OTHER ASSETS (LIABILITIES) - (8.5)%	(275,037,830)
NET ASSETS - 100.0%	3,235,268,479

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 4/1/2056	(4,550,000)	(3,748,453)
Ginnie Mae II Pool 4% 4/1/2056	(900,000)	(842,027)
Ginnie Mae II Pool 4% 5/1/2056	(900,000)	(841,500)
Ginnie Mae II Pool 4.5% 4/1/2056	(2,000,000)	(1,928,932)
Ginnie Mae II Pool 5.5% 4/1/2056	(32,350,000)	(32,528,899)
Ginnie Mae II Pool 6% 4/1/2056	(4,575,000)	(4,650,416)
Ginnie Mae II Pool 6.5% 4/1/2056	(3,550,000)	(3,688,672)
Uniform Mortgage Backed Securities 2% 4/1/2056	(32,975,000)	(26,502,367)
Uniform Mortgage Backed Securities 2.5% 4/1/2056	(1,850,000)	(1,555,156)
Uniform Mortgage Backed Securities 4.5% 4/1/2056	(5,800,000)	(5,592,469)
Uniform Mortgage Backed Securities 5% 4/1/2041	(17,150,000)	(17,264,557)
Uniform Mortgage Backed Securities 5% 4/1/2056	(1,000,000)	(985,664)
Uniform Mortgage Backed Securities 5.5% 4/1/2056	(4,000,000)	(4,016,719)
Uniform Mortgage Backed Securities 6% 4/1/2056	(12,000,000)	(12,227,813)
Uniform Mortgage Backed Securities 6% 5/1/2056	(14,700,000)	(14,960,696)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(131,334,340)

TOTAL TBA SALE COMMITMENTS (Proceeds $131,746,060)		(131,334,340)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,500,000	(91,594)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,660,000	(102,219)

TOTAL PUT SWAPTIONS			(193,813)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,660,000	(98,150)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	1,500,000	(89,952)

TOTAL CALL SWAPTIONS			(188,102)
TOTAL WRITTEN SWAPTIONS			(381,915)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	55	6/2026	6,105,000	38,888
CBOT 2Y US Treasury Notes Contracts (United States)	330	6/2026	68,467,266	(134,734)
CBOT US Treasury Ultra Bond Contracts (United States)	91	6/2026	10,584,438	(236,006)

TOTAL FUTURES CONTRACTS				(331,852)
The notional amount of long futures as a percentage of Net Assets is 2.6%.

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	87,051	(80,909)	6,142
CMBX BBB- Series 16 Index		4/2065	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	36,648	(33,839)	2,809
CMBX AAA Series 18 Index		12/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	600,000	128	1,898	2,026
CMBX AAA Series 19 Index		12/2058	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,000,000	3,872	1,398	5,270
CMBX AAA Series 15 Index		11/2064	Citigroup Global Markets Ltd	(0.5%)	Monthly	499,286	966	693	1,659
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	9,825	(7,135)	2,690
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	17,410	(15,179)	2,231
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	50,000	4,913	(3,976)	937
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	17,410	(17,719)	(309)

TOTAL BUY PROTECTION							178,223	(154,768)	23,455
Sell Protection
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	600,000	(8,660)	8,993	333
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	900,000	(12,990)	13,520	530
CMBX AAA Series 16 Index	NR	4/2065	Citigroup Global Markets Ltd	0.5%	Monthly	998,573	(7,393)	8,282	889
CMBX AAA Series 17 Index	NR	12/2056	Citigroup Global Markets Ltd	0.5%	Monthly	800,000	(11,244)	11,311	67

TOTAL SELL PROTECTION							(40,287)	42,106	1,819
TOTAL CREDIT DEFAULT SWAPS							137,936	(112,662)	25,274

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	125,646,000	417,390	0	417,390
3.25%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2029	566,000	1,329	0	1,329
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	640,000	(2,119)	0	(2,119)
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	6/2041	1,320,000	17,113	0	17,113
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	2,700,000	(7,134)	0	(7,134)
TOTAL INTEREST RATE SWAPS							426,579	0	426,579

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,020,394.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,990,191.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,789,314.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $542,208,545 or 16.8% of net assets.

(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Level 3 security.
(k)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	70,339,926	194,540,587	189,088,581	472,593	(3,779)	3,779	75,791,932	75,776,776	0.1%
Fidelity Securities Lending Cash Central Fund	-	54,008,495	54,008,495	370	-	-	-	-	0.0%
Total	70,339,926	248,549,082	243,097,076	472,963	(3,779)	3,779	75,791,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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